UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY	14450
(Address of principal executive offices)	(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2008

Date of reporting period: November 1, 2007 through April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.

TAX MANAGED SERIES	|	Semi-Annual Report - April 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07-4/30/08
Actual	$1,000.00	$914.70	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 95.6%

Consumer Discretionary - 17.0%
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	7,550	$303,284
International Game Technology	14,760	512,762

		816,046

Household Durables - 2.9%
D.R. Horton, Inc.	8,530	132,130
Fortune Brands, Inc.	3,820	258,308
Lennar Corp. - Class A	5,370	98,915
Pulte Homes, Inc.	10,680	139,267
Toll Brothers, Inc.*	4,360	98,710

		727,330

Media - 6.1%
Charter Communications, Inc. - Class A*	96,410	103,159
Comcast Corp. - Class A*	26,520	544,986
The E.W. Scripps Co. - Class A	8,380	376,346
Time Warner, Inc.	31,740	471,339

		1,495,830

Specialty Retail - 4.7%
The Home Depot, Inc.	15,080	434,304
Limited Brands, Inc.	15,780	292,246
Lowe’s Companies, Inc.	17,560	442,336

		1,168,886

Total Consumer Discretionary		4,208,092

Consumer Staples - 10.2%
Beverages - 1.9%
The Coca-Cola Co.	8,075	475,375

Food Products - 6.8%
Dean Foods Co.	10,460	243,090
Kellogg Co.	5,240	268,131
Nestle S.A. (Switzerland) (Note 7)	1,260	604,518
Unilever plc - ADR (United Kingdom) (Note 7)	16,790	563,976

		1,679,715

Personal Products - 1.5%
The Estee Lauder Companies, Inc. - Class A	8,060	367,617

Total Consumer Staples		2,522,707

Energy - 3.0%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	1,845	149,224

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
National-Oilwell Varco, Inc.*	2,752	$188,374
Weatherford International Ltd.*	4,840	390,443

Total Energy		728,041

Financials - 6.4%
Capital Markets - 1.3%
SEI Investments Co.	14,170	329,736

Commercial Banks - 4.1%
PNC Financial Services Group, Inc.	4,900	339,815
U.S. Bancorp	9,660	327,377
Wachovia Corp.	11,690	340,763

		1,007,955

Diversified Financial Services - 1.0%
Bank of America Corp.	6,760	253,770

Total Financials		1,591,461

Health Care - 21.1%
Biotechnology - 2.3%
Amgen, Inc.*	8,370	350,452
Genzyme Corp.*	3,150	221,603

		572,055

Health Care Equipment & Supplies - 5.5%
Boston Scientific Corp.*	23,260	310,056
The Cooper Companies, Inc.	8,360	292,600
Medtronic, Inc.	15,360	747,725

		1,350,381

Health Care Providers & Services - 1.4%
Quest Diagnostics, Inc.	6,880	345,238

Health Care Technology - 2.4%
Cerner Corp.*	7,180	332,219
Eclipsys Corp.*	12,460	258,794

		591,013

Life Sciences Tools & Services - 4.8%
Invitrogen Corp.*	3,100	290,067
Lonza Group AG (Switzerland) (Note 7)	2,650	362,236
Millipore Corp.*	3,840	269,184
PerkinElmer, Inc.	10,540	279,942

		1,201,429

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 4.7%
Johnson & Johnson	7,750	$519,948
Novartis AG - ADR (Switzerland) (Note 7)	12,730	640,701

		1,160,649

Total Health Care		5,220,765

Industrials - 8.3%
Air Freight & Logistics - 4.2%
FedEx Corp.	3,750	359,513
United Parcel Service, Inc. - Class B	9,330	675,585

		1,035,098

Airlines - 2.7%
JetBlue Airways Corp.*	26,630	134,215
Southwest Airlines Co.	41,095	544,098

		678,313

Industrial Conglomerates - 1.4%
3M Co.	4,340	333,746

Total Industrials		2,047,157

Information Technology - 26.1%
Communications Equipment - 5.8%
Cisco Systems, Inc.*	42,150	1,080,726
Juniper Networks, Inc.*	12,915	356,712

		1,437,438

Computers & Peripherals - 1.5%
EMC Corp.*	24,515	377,531

Electronic Equipment & Instruments - 0.7%
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	7,900	171,983

Internet Software & Services - 3.0%
Google, Inc. - Class A*	1,280	735,091

IT Services - 5.5%
Automatic Data Processing, Inc.	16,810	743,002
Western Union Co.	26,690	613,870

		1,356,872

Software - 9.6%
Autodesk, Inc.*	7,840	297,920
Electronic Arts, Inc.*	8,080	415,878
Microsoft Corp.	23,800	678,776
Salesforce.com, Inc.*	5,870	391,705

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
SAP AG - ADR (Germany) (Note 7)	6,770	$340,057
TIBCO Software, Inc.*	31,380	240,685

		2,365,021

Total Information Technology		6,443,936

Materials - 3.5%
Paper & Forest Products - 3.5%
Louisiana-Pacific Corp.	33,860	389,729
Weyerhaeuser Co.	7,340	468,879

Total Materials		858,608

TOTAL COMMON STOCKS (Identified Cost $21,959,707)		23,620,767

SHORT-TERM INVESTMENTS - 8.1%
Dreyfus Treasury Cash Management - Institutional Shares	907,230	907,230
Federal Home Loan Bank Discount Note, 5/12/2008	$1,100,000	1,099,281

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,006,571)		2,006,511

TOTAL INVESTMENTS - 103.7% (Identified Cost $23,966,278)		25,627,278

LIABILITIES, LESS OTHER ASSETS - (3.7%)		(920,385)

NET ASSETS - 100%		$24,706,893

*Non-income producing security

ADR - American Depository Receipt

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $23,966,278) (Note 2)	$25,627,278
Foreign currency, at value (cost $5)	5
Receivable for securities sold	117,806
Dividends receivable	11,816
Prepaid registration and filing fees	7,127
Foreign tax reclaims receivable	7,707

TOTAL ASSETS	25,771,739

LIABILITIES:

Accrued management fees (Note 3)	16,156
Accrued fund accounting and transfer agent fees (Note 3)	1,103
Accrued directors’ fees (Note 3)	903
Accrued Chief Compliance Officer service fees (Note 3)	882
Payable for securities purchased	1,025,573
Audit fees payable	18,162
Other payables and accrued expenses	2,067

TOTAL LIABILITIES	1,064,846

TOTAL NET ASSETS	$24,706,893

NET ASSETS CONSIST OF:

Capital stock	$9,820
Additional paid-in-capital	24,060,745
Undistributed net investment income	46,551
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(1,071,452)
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	1,661,229

TOTAL NET ASSETS	$24,706,893

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($24,706,893/982,039 shares)	$25.16

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $4,243)	$205,357
Interest	7,905

Total Investment Income	213,262

EXPENSES:

Management fees (Note 3)	118,638
Fund accounting and transfer agent fees (Note 3)	8,827
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Audit fees	14,744
Custodian fees	2,188
Miscellaneous	7,286

Total Expenses	160,286
Less reduction of expenses (Note 3)	(18,087)

Net Expenses	142,199

NET INVESTMENT INCOME	71,063

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on -
Investments	(950,046)
Foreign currency and other assets and liabilities	(75)

(950,121)

Net change in unrealized appreciation on -
Investments	(1,346,245)
Foreign currency and other assets and liabilities	30

(1,346,215)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,296,336)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,225,273)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$71,063	$63,688
Net realized gain (loss) on investments and foreign currency	(950,121)	608,052
Net change in unrealized appreciation on investments and foreign currency	(1,346,215)	1,436,705

Net increase (decrease) from operations	(2,225,273)	2,108,445

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(85,055)	(38,908)
From net realized loss on investments	(721,318)	(554,278)

Total distributions to shareholders	(806,373)	(593,186)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,043,269	16,595,390

Net increase (decrease) in net assets	(988,377)	18,110,649

NET ASSETS:

Beginning of period	25,695,270	7,584,621

End of period (including undistributed net investment income of $46,551 and $60,543, respectively)	$24,706,893	$25,695,270

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$28.44	$27.01	$25.60	$23.51	$20.15	$17.59

Income from investment operations:
Net investment income	0.07	0.08	0.13	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	(2.47)	3.44	4.41	3.36	3.38	2.62

Total from investment operations	(2.40)	3.52	4.54	3.42	3.41	2.67

Less distributions to shareholders:
From net investment income	(0.09)	(0.14)	(0.06)	(0.02)	(0.05)	(0.11)
From net realized gain on investments	(0.79)	(1.95)	(3.07)	(1.31)	—	—

Total distributions to shareholders	(0.88)	(2.09)	(3.13)	(1.33)	(0.05)	(0.11)

Net asset value - End of period	$25.16	$28.44	$27.01	$25.60	$23.51	$20.15

Net assets - End of period (000’s omitted)	$24,707	$25,695	$7,585	$6,886	$6,205	$4,875

Total return[1]	(8.53%)	13.65%	20.01%	14.96%	16.96%	15.27%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.60%[2]	0.38%	0.54%	0.23%	0.10%	0.26%
Portfolio turnover	39%	65%	61%	68%	64%	34%

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would

have been increased by the following amount:	0.15%[2]	0.25%	0.78%	0.82%	0.83%	2.53%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period.

2Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisor’s, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2008, 3.3 billion shares have been designated in total among 27 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On April 30, 2008, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2004 through October 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $18,087 for the six months ended April 30, 2008, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $10,564,055 and $8,958,540, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07

	Shares	Amount	Shares	Amount
Sold	108,002	$2,739,466	658,728	$17,609,407
Reinvested	28,353	735,759	22,122	582,684
Repurchased	(57,716)	(1,431,956)	(58,254)	(1,596,701)

Total	78,639	$2,043,269	622,596	$16,595,390

At April 30, 2008 one shareholder owned 612,449 shares of the Series (62.4% of shares outstanding) valued at $15,409,217. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains

14

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2007 were as follows:

Ordinary income	$38,908
Long-term capital gains	554,278

At April 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$23,997,740
Unrealized appreciation	$2,109,632
Unrealized depreciation	(480,094)

Net unrealized appreciation	$1,629,538

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 12, 2007, the Board considered the continuation of the then-current investment advisory agreement (the “Current Investment Advisory Agreement”) between the Fund and Manning & Napier Advisors, Inc. (“the Advisor”), which was to be superseded by the New Investment Advisory Agreement upon its approval by the Fund’s shareholders. The continuation of the Current Investment Advisory Agreement was necessary as a result of the delay in obtaining the number of votes necessary to convene the shareholder meeting and approve the New Investment Advisory Agreement with respect to all investment portfolios of the Fund (the “Series”). For a discussion on the approval of the new Investment Advisory Agreement, see the Series’ annual report as of October 31, 2007.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2007 Annual Review of the Current Investment Advisory Agreement and the conclusions made by the Directors when determining to continue the Current Investment Advisory Agreement.

•

The Board considered the services provided by the Advisor under the Current Investment Advisory Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Current Investment Advisory Agreement in light of the Advisor’s services provided to the Fund for 21 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Investment Advisory Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that all the Series were competitive against their respective benchmark indices over all time periods noted above through September 30, 2007. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Investment

16

Renewal of Investment Advisory Agreement (unaudited)

Advisory Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Current Investment Advisory Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Current Investment Advisory Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 4 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Current Investment Advisory Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series and Global Fixed Income Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Current Investment Advisory Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Current Investment Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Current Investment Advisory Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Proxy Voting Results (unaudited)

A special meeting of the shareholders of Manning & Napier Fund, Inc. was held on November 12, 2007. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1:

Election of Directors.

	Number of Shares voted for	Number of Shares withheld
B. Reuben Auspitz	215,932,354.541	15,898,685.154
Stephen B. Ashley	215,960,751.214	15,870,288.481
Peter L. Faber	217,504,725.208	14,326,314.487
Harris H. Rusitzky	215,924,013.609	15,907,026.086

PROPOSAL 2:

To approve the investment advisory agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc.

Number of shares voted
For	678,480.958
Against	85.493
Abstain (includes broker non-votes)	28,613.000

PROPOSAL 3:

Eliminating, amending, or reclassifying certain fundamental investment policies or restrictions.

Proposal 3.A.i. To approve changes to the fundamental policy regarding borrowing money.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.A.ii. To approve changes to the fundamental policy regarding percentage of assets invested in any one industry.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

18

Proxy Voting Results (unaudited)

Proposal 3.A.iii. To approve changes to the fundamental policy regarding loans.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.A.iv. To approve changes to the fundamental policy regarding issuance of senior securities or pledging its assets.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.A.v. To approve changes to the fundamental policy regarding buying or selling of commodities or commodity contracts.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.A.vi. To approve changes to the fundamental policy regarding underwriting of securities.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.A.vii. To approve changes to the fundamental policy regarding diversification.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.i. To approve changes to the policy/restriction regarding investment of its total net assets in securities of issuers that are restricted from being sold to the public without registration.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

19

Proxy Voting Results (unaudited)

Proposal 3.B.ii. To approve changes to the policy/restriction regarding the purchase of securities on margin.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.iii. To approve changes to the policy/restriction regarding acquiring securities of other investment companies.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.iv. To approve changes to the policy/restriction regarding warrants.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.v. To approve changes to the policy/restriction regarding options on securities and with respect to stock index and currency futures and related options.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.vi. To approve changes to the policy/restriction regarding hedging and derivative transactions.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.B.vii. To approve changes to the policy/restriction regarding the purchase of foreign securities.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

20

Proxy Voting Results (unaudited)

Proposal 3.C.i. To approve changes to the policy/restriction regarding investment for the purpose of exercising control over management.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.C.iii. To approve changes to the policy/restriction regarding short sales or short positions.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.C.iv. To approve changes to the policy/restriction regarding participation in a joint or joint and several basis in trading account in securities.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

Proposal 3.C.v. To approve changes to the policy/restriction regarding investment in oil, gas or other mineral exploration or development programs.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.C.vi. To approve changes to the policy/restriction regarding officers and directors of the Fund.

Number of shares voted
For	677,725.242
Against	841.209
Abstain (includes broker non-votes)	28,613.000

Proposal 3.C.vii. To approve changes to the policy/restriction regarding investing in any company with less than three years continuous operation.

Number of shares voted
For	678,053.017
Against	513.434
Abstain (includes broker non-votes)	28,613.000

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

OVERSEAS SERIES	|	Semi-Annual Report - April 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07 - 4/30/08
Actual	$1,000.00	$936.80	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.07

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of April 30, 2008 (unaudited)

Country Allocation1

1As a percentage of net assets.

2Miscellaneous

Hong Kong 1.0%

Israel 0.3%

South Korea 1.6%

Thailand 0.9%

Sector Allocation3

3As a percentage of net assets.

2

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 90.9%

Consumer Discretionary - 8.6%
Hotels, Restaurants & Leisure - 2.2%
Club Mediterranee S.A.* (France)	104,168	$5,464,636

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	22,100	1,328,508

Media - 3.5%
Grupo Televisa S.A. - ADR (Mexico)	204,630	5,050,268
Societe Television Francaise 1 (France)	168,020	3,572,940

		8,623,208

Specialty Retail - 1.4%
Kingfisher plc (United Kingdom)	1,297,470	3,425,595

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	39,200	2,509,941

Total Consumer Discretionary		21,351,888

Consumer Staples - 13.3%
Food & Staples Retailing - 1.4%
Carrefour S.A. (France)	47,775	3,373,766

Food Products - 7.0%
Cadbury Schweppes plc (United Kingdom)	425,370	4,930,331
Nestle S.A. (Switzerland)	10,195	4,891,317
Unilever plc - ADR (United Kingdom)	226,090	7,594,363

		17,416,011

Personal Products - 4.9%
Clarins S.A. (France)	67,380	4,460,510
L’Oreal S.A. (France)	41,950	4,991,506
Natura Cosmeticos S.A. (Brazil)	226,950	2,622,278

		12,074,294

Total Consumer Staples		32,864,071

Energy - 8.3%
Energy Equipment & Services - 8.3%
Calfrac Well Services Ltd. (Canada)	417,850	10,130,829
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	19,450	4,914,656
Trican Well Service Ltd. (Canada)	249,830	5,630,356

Total Energy		20,675,841

Financials - 13.7%
Capital Markets - 1.6%
Macquarie Group Ltd. (Australia)	67,400	4,032,136

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks - 6.6%
Aareal Bank AG (Germany)	61,350	$2,301,738
HSBC Holdings plc (United Kingdom)	317,170	5,545,856
Royal Bank of Scotland Group plc (United Kingdom)	803,935	5,514,177
Societe Generale (France)	21,020	2,466,648
Societe Generale - New Shares (France)	3,982	461,310

		16,289,729

Diversified Financial Services - 2.3%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	94,550	5,707,041

Insurance - 3.2%
Allianz SE (Germany)	26,940	5,494,079
Willis Group Holdings Ltd. (United Kingdom)	67,300	2,338,675

		7,832,754

Total Financials		33,861,660

Health Care - 16.2%
Health Care Equipment & Supplies - 4.0%
Covidien Ltd. (Bermuda)	54,568	2,547,780
Nobel Biocare Holding AG (Switzerland)	48,850	1,769,333
Straumann Holding AG (Switzerland)	8,580	2,298,436
Synthes, Inc. (Switzerland)	23,240	3,203,661

		9,819,210

Health Care Providers & Services - 5.1%
BML, Inc. (Japan)	77,100	1,311,820
Bumrungrad Hospital Public Co. Ltd. (Thailand)	2,062,000	2,098,107
Diagnosticos da America S.A. (Brazil)	130,020	2,957,667
Sonic Healthcare Ltd. (Australia)	430,800	6,197,187

		12,564,781

Life Sciences Tools & Services - 3.0%
Lonza Group AG (Switzerland)	37,670	5,149,215
QIAGEN N.V.* (Netherlands)	106,050	2,355,370

		7,504,585

Pharmaceuticals - 4.1%
Novartis AG - ADR (Switzerland)	151,660	7,633,048
Santen Pharmaceutical Co. Ltd. (Japan)	104,400	2,580,629

		10,213,677

Total Health Care		40,102,253

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 12.4%
Aerospace & Defense - 3.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	182,495	$7,606,392

Air Freight & Logistics - 3.6%
Deutsche Post AG (Germany)	69,605	2,178,926
TNT N.V. (Netherlands)	172,585	6,722,971

		8,901,897

Electrical Equipment - 1.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	92,155	2,826,394

Industrial Conglomerates - 3.3%
Siemens AG (Germany)	43,510	5,159,463
Tyco International Ltd. (Bermuda)	63,640	2,977,716

		8,137,179

Machinery - 1.3%
Schindler Holding AG (Switzerland)	39,770	3,238,343

Total Industrials		30,710,205

Information Technology - 12.3%
Communications Equipment - 2.1%
Alcatel-Lucent - ADR (France)	781,000	5,209,270

IT Services - 1.0%
Atos Origin S.A.* (France)	42,810	2,634,143

Software - 9.2%
Aladdin Knowledge Systems Ltd.* (Israel)	55,220	803,451
Amdocs Ltd.* (Guernsey)	217,870	6,836,761
Misys plc (United Kingdom)	703,545	2,192,502
SAP AG - ADR (Germany)	92,950	4,668,879
Square Enix Co. Ltd. (Japan)	81,300	2,650,832
UbiSoft Entertainment S.A.* (France)	55,350	5,582,616

		22,735,041

Total Information Technology		30,578,454

Materials - 3.5%
Chemicals - 1.7%
NITTO DENKO Corp. (Japan)	101,900	4,224,190

Paper & Forest Products - 1.8%
Norbord, Inc. (Canada)	805,090	4,414,081

Total Materials		8,638,271

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services - 2.6%
Wireless Telecommunication Services - 2.6%
Hutchison Telecommunications International Ltd. (Hong Kong)	1,677,000	$2,358,547
SK Telecom Co. Ltd. - ADR (South Korea)	176,620	3,986,313

Total Telecommunication Services		6,344,860

TOTAL COMMON STOCKS (Identified Cost $224,518,182)		225,127,503

SHORT-TERM INVESTMENTS - 8.8%
Dreyfus Treasury Cash Management - Institutional Shares	8,794,559	8,794,559
Fannie Mae Discount Note, 5/12/2008	$9,000,000	8,993,508
Federal Home Loan Bank Discount Note, 5/12/2008	4,000,000	3,997,157

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,786,370)		21,785,224

TOTAL INVESTMENTS - 99.7% (Identified Cost $246,304,552)		246,912,727

OTHER ASSETS, LESS LIABILITIES - 0.3%		649,305

NET ASSETS - 100%		$247,562,032

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008 (Note 2):

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation/ Depreciation
7/15/2008	EUR13,932,943	$21,950,655	$21,675,225	$275,430
7/15/2008	GBP6,123,321	$11,945,068	$12,106,721	$(161,653)

*Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - British Pound

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 19.7%; United Kingdom - 12.7%; Switzerland - 12.5%.

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $246,304,552) (Note 2)	$246,912,727
Foreign currency, at value (cost $1,484)	1,484
Dividends receivable	838,671
Unrealized appreciation on open forward foreign currency contracts (Note 2)	275,430
Foreign tax reclaims receivable	114,155
Prepaid registration and filing fees	24,264
Prepaid expenses	567

TOTAL ASSETS	248,167,298

LIABILITIES:

Accrued management fees (Note 3)	140,466
Accrued fund accounting and transfer agent fees (Note 3)	11,748
Accrued director’s fees (Note 3)	883
Accrued Chief Compliance Officer service fees (Note 3)	882
Due to custodian	266,275
Unrealized depreciation on open forward foreign currency contracts (Note 2)	161,653
Audit fees payable	21,429
Payable for fund shares repurchased	1,930

TOTAL LIABILITIES	605,266

TOTAL NET ASSETS	$247,562,032

NET ASSETS CONSIST OF:

Capital stock	$86,818
Additional paid-in-capital	233,829,148
Undistributed net investment income	2,078,999
Accumulated net realized gain on investments, foreign currency, forward foreign currency contracts and other assets and liabilities	10,844,380
Net unrealized appreciation on investments, foreign currency, forward foreign currency contracts and other assets and liabilities	722,687

TOTAL NET ASSETS	$247,562,032

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($247,562,032/8,681,827 shares)	$28.51

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $265,877)	$2,788,070
Interest	199,847

Total Investment Income	2,987,917

EXPENSES:

Management fees (Note 3)	785,404
Fund accounting and transfer agent fees (Note 3)	66,209
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	17,021
Miscellaneous	31,437

Total Expenses	908,674

NET INVESTMENT INCOME	2,079,243

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	11,418,170
Foreign currency, forward foreign currency exchange contracts and other assets and liabilities	(525,393)

10,892,777

Net change in unrealized appreciation on -
Investments	(25,690,610)
Foreign currency, forward foreign currency exchange contracts and other assets and liabilities	109,593

(25,581,017)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(14,688,240)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,608,997)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,079,243	$2,066,404
Net realized gain on investments and foreign currency	10,892,777	17,685,628
Net change in unrealized appreciation on investments and foreign currency	(25,581,017)	20,100,911

Net increase (decrease) from operations	(12,608,997)	39,852,943

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,913,152)	(729,409)
From net realized gain on investments	(17,685,972)	(2,259,452)

Total distributions to shareholders	(19,599,124)	(2,988,861)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	63,132,700	92,355,489

Net increase in net assets	30,924,579	129,219,571

NET ASSETS:

Beginning of period	216,637,453	87,417,882

End of period (including undistributed net investment income of $2,078,999 and $1,912,908, respectively)	$247,562,032	$216,637,453

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$33.55	$26.69	$21.56	$18.84	$15.66	$12.54

Income from investment operations:
Net investment income	0.23	0.40[2]	0.42[2]	0.21	0.17	0.15
Net realized and unrealized gain (loss) on investments	(2.33)	7.16	6.42	2.85	3.18	2.97

Total from investment operations	(2.10)	7.56	6.84	3.06	3.35	3.12

Less distributions to shareholders:
From net investment income	(0.29)	(0.17)	(0.21)	(0.15)	(0.17)	—
From net realized gain on investments	(2.65)	(0.53)	(1.50)	(0.19)	—	—

Total distributions to shareholders	(2.94)	(0.70)	(1.71)	(0.34)	(0.17)	—

Net asset value - End of period	$28.51	$33.55	$26.69	$21.56	$18.84	$15.66

Net assets - End of period (000’s omitted)	$247,562	$216,637	$87,418	$1,617	$1,044	$701

Total return[1]	(6.32%)	28.88%	33.68%	16.34%	21.58%	24.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81%[3]	0.84%	0.95%	1.05%	1.05%	1.05%
Net investment income	1.85%[3]	1.34%	1.69%	1.15%	1.08%	1.15%
Portfolio turnover	23%	54%	54%	40%	35%	30%

*The investment advisor did not impose all or a portion of its management fee in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	0.09%	4.16%	5.63%	19.95%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods.

2Calculated based on average shares outstanding during the period.

3Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term capital growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2008, 3.33 billion shares have been designated in total among 27 series, of which 100 million have been designated as Overseas Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward foreign currency exchange contracts outstanding as of April 30, 2008 is included at the end of the Investment Portfolio. On April 30, 2008, the Series had sufficient cash and/or securities to cover any commitments under these contracts.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On April 30, 2008, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2004 through October 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least February 28, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.95% of average daily net assets each year. For the six months ended April 30, 2008, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $83,665,803 and $48,064,510, respectively. There were no purchases or sales of United States Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Overseas Series were:

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount
Sold	1,663,056	$46,999,639	3,148,195	$91,618,159
Reinvested	630,236	18,062,553	89,581	2,471,536
Repurchased	(67,885)	(1,929,492)	(57,233)	(1,734,206)

Total	2,225,407	$63,132,700	3,180,543	$92,355,489

At April 30, 2008, the retirement plan of the Advisor and its affiliates owned 135,302 shares of the Series (1.6% of shares outstanding) valued at $3,857,460. In addition, four shareholders owned 6,336,205 shares of the Series (73.0% of shares outstanding) valued at $180,645,205. Investment activities of these shareholders may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

14

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

recognized for financial statement purposes. No such investments were held by the Series on April 30, 2008, except forward foreign currency exchange contracts as shown at the end of the Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2007 were as follows:

Ordinary income	$2,667,063
Long-term capital gains	321,798

At April 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$246,361,336
Unrealized appreciation	$17,882,280
Unrealized depreciation	(17,330,889)

Net unrealized appreciation	$551,391

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 12, 2007, the Board considered the continuation of the then-current investment advisory agreement (the “Current Investment Advisory Agreement”) between the Fund and Manning & Napier Advisors, Inc. (“the Advisor”), which was to be superseded by the New Investment Advisory Agreement upon its approval by the Fund’s shareholders. The continuation of the Current Investment Advisory Agreement was necessary as a result of the delay in obtaining the number of votes necessary to convene the shareholder meeting and approve the New Investment Advisory Agreement with respect to all investment portfolios of the Fund (the “Series”). For a discussion on the approval of the new Investment Advisory Agreement, see the Series’ annual report as of October 31, 2007.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2007 Annual Review of the Current Investment Advisory Agreement and the conclusions made by the Directors when determining to continue the Current Investment Advisory Agreement.

•

The Board considered the services provided by the Advisor under the Current Investment Advisory Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Current Investment Advisory Agreement in light of the Advisor’s services provided to the Fund for 21 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Investment Advisory Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that all the Series were competitive against their respective benchmark indices over all time periods noted above through September 30, 2007. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Investment

16

Renewal of Investment Advisory Agreement (unaudited)

Advisory Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Current Investment Advisory Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Current Investment Advisory Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 4 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Current Investment Advisory Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series and Global Fixed Income Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Current Investment Advisory Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Current Investment Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Current Investment Advisory Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Proxy Voting Results (unaudited)

A special meeting of the shareholders of Manning & Napier Fund, Inc. was held on November 12, 2007. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1:

Election of Directors.

	Number of Shares voted for	Number of Shares withheld
B. Reuben Auspitz	215,932,354.541	15,898,685.154
Stephen B. Ashley	215,960,751.214	15,870,288.481
Peter L. Faber	217,504,725.208	14,326,314.487
Harris H. Rusitzky	215,924,013.609	15,907,026.086

PROPOSAL 2:

To approve the investment advisory agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

PROPOSAL 3:

Eliminating, amending, or reclassifying certain fundamental investment policies or restrictions.

Proposal 3.A.i. To approve changes to the fundamental policy regarding borrowing money.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.A.ii. To approve changes to the fundamental policy regarding percentage of assets invested in any one industry.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

18

Proxy Voting Results (unaudited)

Proposal 3.A.iii. To approve changes to the fundamental policy regarding loans.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.A.iv. To approve changes to the fundamental policy regarding issuance of senior securities or pledging its assets.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.A.v. To approve changes to the fundamental policy regarding buying or selling of commodities or commodity contracts.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.A.vi. To approve changes to the fundamental policy regarding underwriting of securities.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.A.vii. To approve changes to the fundamental policy regarding diversification.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.i. To approve changes to the policy/restriction regarding investment of its total net assets in securities of issuers that are restricted from being sold to the public without registration.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

19

Proxy Voting Results (unaudited)

Proposal 3.B.ii. To approve changes to the policy/restriction regarding the purchase of securities on margin.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.iii. To approve changes to the policy/restriction regarding acquiring securities of other investment companies.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.iv. To approve changes to the policy/restriction regarding warrants.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.v. To approve changes to the policy/restriction regarding options on securities and with respect to stock index and currency futures and related options.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.vi. To approve changes to the policy/restriction regarding hedging and derivative transactions.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.B.vii. To approve changes to the policy/restriction regarding the purchase of foreign securities.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

20

Proxy Voting Results (unaudited)

Proposal 3.C.i. To approve changes to the policy/restriction regarding investment for the purpose of exercising control over management.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.C.iii. To approve changes to the policy/restriction regarding short sales or short positions.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.C.iv. To approve changes to the policy/restriction regarding participation in a joint or joint and several basis in trading account in securities.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.C.v. To approve changes to the policy/restriction regarding investment in oil, gas or other mineral exploration or development programs.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

Proposal 3.C.vi. To approve changes to the policy/restriction regarding officers and directors of the Fund.

Number of shares voted
For	5,106,355.830
Against	0.000
Abstain (includes broker non-votes)	119,543.000

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

TARGET INCOME SERIES	|	Semi-Annual Report - April 30, 2008

TARGET 2010 SERIES

TARGET 2020 SERIES

TARGET 2030 SERIES

TARGET 2040 SERIES

TARGET 2050 SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 28, 2008* to April 30, 2008).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class you have invested in under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class you have invested in with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target Income
Actual (Class K)	$1,000.00	$1,008.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,008.00	$0.47	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,007.00	$0.89	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,008.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

1

Shareholder Expense Example (unaudited)

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target 2010
Actual (Class K)	$1,000.00	$1,030.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,030.00	$0.47	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,029.00	$0.90	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,030.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target 2020
Actual (Class K)	$1,000.00	$1,037.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,037.00	$0.47	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,036.00	$0.91	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,037.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target 2030
Actual (Class K)	$1,000.00	$1,045.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,045.00	$0.48	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,045.00	$0.91	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,045.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

2

Shareholder Expense Example (unaudited)

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target 2040
Actual (Class K)	$1,000.00	$1,051.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,051.00	$0.48	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,050.00	$0.91	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,051.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

	Beginning Account Value 3/28/08*	Ending Account Value 4/30/08	Expenses Paid During Period		Annualized Expense ratio[3]
Target 2050
Actual (Class K)	$1,000.00	$1,051.00	$0.26	[1]	0.30%
Hypothetical[4]	$1,000.00	$1,023.37	$1.51	[2]	0.30%

Actual (Class R)	$1,000.00	$1,051.00	$0.48	[1]	0.55%
Hypothetical[4]	$1,000.00	$1,022.13	$2.77	[2]	0.55%

Actual (Class C)	$1,000.00	$1,050.00	$0.91	[1]	1.05%
Hypothetical[4]	$1,000.00	$1,019.64	$5.27	[2]	1.05%

Actual (Class I)	$1,000.00	$1,051.00	$0.04	[1]	0.05%
Hypothetical[4]	$1,000.00	$1,024.61	$0.25	[2]	0.05%

*Commencement of operations.

1Expenses are equal to the Class’ annualized expense ratio (for the period 3/28/08 (commencement of operations) to 4/30/08), multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period since inception). The Class’ total return would have been lower had certain expenses not been reimbursed during the period.

2Expenses are equal to the Class’ annualized expense ratio (for the period 3/28/08 (commencement of operations) to 4/30/08), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal period.

3Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would be higher.

4Assumes 5% annual return before expenses

3

Portfolio Composition - Asset Allocation1 (unaudited)

Target Income

Cash, warrants, short-term investments, and other assets, less liabilities - 9.24%
Common Stocks - 28.50%
Corporate Bonds - 1.32%
U.S. Government Agencies - 10.04%
U.S. Treasury Bonds[2] - 4.94%
U.S. Treasury Notes[3] - 45.96%

Target 2010

U.S. Treasury Notes[3] - 7.24%
U.S. Treasury Bonds[2] - 7.57%
U.S. Government Agencies - 10.16%
Corporate Bonds - 3.32%
Cash, warrants, short-term investments, and other assets, less liabilities -18.30%
Common Stocks - 53.41%

Target 2020

U.S. Treasury Notes[3] - 7.70%
U.S. Treasury Bonds[2] - 5.37%
U.S. Government Agencies - 12.09%
Corporate Bonds - 3.54%
Cash, warrants, short-term investments, and liabilities, less other assets - 3.38%
Common Stocks - 67.92%

Target 2030

U.S. Treasury Notes[3] - 3.08%
U.S. Treasury Bonds[2] - 5.41%
U.S. Government Agencies - 4.84%
Corporate Bonds - 1.42%
Cash, warrants, short-term investments, and liabilities, less other assets - 4.12%
Common Stocks - 81.13%

Target 2040

U.S. Treasury Bonds[2] - 5.44%
Cash, warrants, short-term investments, and other assets less liabilities - 4.62%
Common Stocks - 89.94%

Target 2050

U.S. Treasury Bonds[2] - 5.44%
Cash, warrants, short-term investments, and other assets less liabilities - 4.62%
Common Stocks - 89.94%

1 As a percentage of net assets. The asset allocation shown is that of the underlying investment(s) for each Series.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4

Statements of Assets and Liabilities (unaudited)

April 30, 2008

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
ASSETS:
Manning & Napier Pro-Blend® Maximum Term Series - Class I (24 shares, 40 shares, and 40 shares, respectively)	$ —	$ —	$ —	$252	$420	$420
Manning & Napier Pro-Blend® Extended Term Series - Class I (40 shares and 16 shares, respectively)	—	—	415	166	—	—
Manning & Napier Pro-Blend® Moderate Term Series - Class I (40 shares)	—	412	—	—	—	—
Manning & Napier Pro-Blend® Conservative Term Series - Class I ( 40 shares)	403	—	—	—	—	—

Total investments in securities :
At value*	403	412	415	418	420	420
Receivable from Investment Advisor (Note 3)	16,537	16,537	16,537	16,537	16,537	16,537

TOTAL ASSETS	16,940	16,949	16,952	16,955	16,957	16,957

LIABILITIES:
Accrued directors’ fees (Note 3)	1,045	1,045	1,045	1,045	1,045	1,045
Accrued fund accounting fees (Note 3)	4,124	4,124	4,124	4,124	4,124	4,124
Accrued transfer agent fees (Class K) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Accrued transfer agent fees (Class R) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Accrued transfer agent fees (Class C) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Accrued transfer agent fees (Class I) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Accrued Chief Compliance Officer service fees (Note 3)	336	336	336	336	336	336
Accrued registration and filing fees	3,769	3,769	3,769	3,769	3,769	3,769
Audit fees payable	2,596	2,596	2,596	2,596	2,596	2,596
Other payables and accrued expenses	631	631	631	631	631	631

TOTAL LIABILITIES	16,537	16,537	16,537	16,537	16,537	16,537

TOTAL NET ASSETS	$403	$412	$415	$418	$420	$420

NET ASSETS CONSIST OF:
Additional paid-in-capital	400	400	400	400	400	400
Net unrealized appreciation on investments and other assets and liabilities	3	12	15	18	20	20

TOTAL NET ASSETS	$403	$412	$415	$418	$420	$420

Class K
Net Assets**	$101	$103	$104	$105	$105	$105
Shares Outstanding	10	10	10	10	10	10
Net Asset Value, Offering Price, and Redemption Price per share	$10.08	$10.30	$10.37	$10.45	$10.51	$10.51

Class R
Net Assets**	$101	$103	$104	$104	$105	$105
Shares Outstanding	10	10	10	10	10	10
Net Asset Value, Offering Price, and Redemption Price per share	$10.08	$10.30	$10.37	$10.45	$10.51	$10.51

Class C
Net Assets**	$101	$103	$104	$104	$105	$105
Shares Outstanding	10	10	10	10	10	10
Net Asset Value, Offering Price, and Redemption Price per share	$10.07	$10.29	$10.36	$10.45	$10.50	$10.50

Class I
Net Assets**	$101	$103	$104	$105	$105	$105
Shares Outstanding	10	10	10	10	10	10
Net Asset Value, Offering Price, and Redemption Price per share	$10.08	$10.30	$10.37	$10.45	$10.51	$10.51

*At identified cost	$400	$400	$400	$400	$400	$400

**The sum of the net assets by class may not equal the total net assets of the series due to rounding.

5	The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
INVESTMENT INCOME:

Income distributions from underlying series	$—	$—	$—	$—	$—	$—

EXPENSES:

Distribution and service (Rule 12b-1) fees (Note 3)[2]	—	—	—	—	—	—
Fund accounting fees (Note 3)	4,124	4,124	4,124	4,124	4,124	4,124
Directors’ fees	1,045	1,045	1,045	1,045	1,045	1,045
Transfer agent fees (Class K) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Transfer agent fees (Class R) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Transfer agent fees (Class C) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Transfer agent fees (Class I) (Note 3)	1,009	1,009	1,009	1,009	1,009	1,009
Chief Compliance Officer service fees (Note 3)	336	336	336	336	336	336
Registration and filing fees	3,769	3,769	3,769	3,769	3,769	3,769
Audit fees	2,596	2,596	2,596	2,596	2,596	2,596
Custodian fees	151	151	151	151	151	151
Miscellaneous	480	480	480	480	480	480

Total Expenses	16,537	16,537	16,537	16,537	16,537	16,537
Less reimbursement of expenses (Note 3)	(16,537)	(16,537)	(16,537)	(16,537)	(16,537)	(16,537)

Net Expenses	—	—	—	—	—	—

NET INVESTMENT INCOME	—	—	—	—	—	—

UNREALIZED GAIN ON INVESTMENTS:

Net change in unrealized appreciation on investments	3	12	15	18	20	20

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3	$12	$15	$18	$20	$20

1Commencement of operations.

2These fees were less than $1 for the period due to the small net assets.

The accompanying notes are an integral part of the financial statements.	6

Statements of Changes in Net Assets (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050

INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$—	$—	$—	$—	$—	$—
Net change in unrealized appreciation on investments	3	12	15	18	20	20

Net increase from operations	3	12	15	18	20	20

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	400	400	400	400	400	400

Net increase in net assets	403	412	415	418	420	420

NET ASSETS:

Beginning of period	—	—	—	—	—	—

End of period	$403	$412	$415	$418	$420	$420

1Commencement of operations.

7	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Target Income (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.08	0.08	0.07	0.08

Total from investment operations	0.08	0.08	0.07	0.08

Net asset value - End of period	$10.08	$10.08	$10.07	$10.08

Net assets - End of period	$101	$101	$101	$101

Total return[2]	0.80%	0.80%	0.70%	0.80%
Ratios (to average net assets)/Supplemental Data:
Expenses*[3,5]	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	48,325%	48,325%	48,325%	48,336%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.70%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

The accompanying notes are an integral part of the financial statements.	8

Financial Highlights - Target 2010 (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.30	0.30	0.29	0.30

Total from investment operations	0.30	0.30	0.29	0.30

Net asset value - End of period	$10.30	$10.30	$10.29	$10.30

Net assets - End of period	$103	$103	$103	$103

Total return[2]	3.00%	3.00%	2.90%	3.00%
Ratios (to average net assets)/ Supplemental Data:
Expenses*,3,5	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	47,851%	47,851%	47,851%	47,862%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

9	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Target 2020 (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.37	0.37	0.36	0.37

Total from investment operations	0.37	0.37	0.36	0.37

Net asset value - End of period	$10.37	$10.37	$10.36	$10.37

Net assets - End of period	$104	$104	$104	$104

Total return[2]	3.70%	3.70%	3.60%	3.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*,3,5	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount3,4,5:

	47,851%	47,851%	47,851%	47,862%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

The accompanying notes are an integral part of the financial statements.	10

Financial Highlights - Target 2030 (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.45	0.45	0.45	0.45

Total from investment operations	0.45	0.45	0.45	0.45

Net asset value - End of period	$10.45	$10.45	$10.45	$10.45

Net assets - End of period	$105	$104	$104	$105

Total return[2]	4.50%	4.50%	4.50%	4.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*,3,5	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	47,386%	47,386%	47,386%	47,398%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series were 0.85%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

11	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Target 2040 (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.51	0.51	0.50	0.51

Total from investment operations	0.51	0.51	0.50	0.51

Net asset value - End of period	$10.51	$10.51	$10.50	$10.51

Net assets - End of period	$105	$105	$105	$105

Total return[2]	5.10%	5.10%	5.00%	5.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*,3,5	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	47,386%	47,386%	47,386%	47,398%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

The accompanying notes are an integral part of the financial statements.	12

Financial Highlights - Target 2050 (unaudited)

For the Period March 28, 20081 to April 30, 2008

	Class K	Class R	Class C	Class I

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	—	—	—	—
Net realized and unrealized gain on investments	0.51	0.51	0.50	0.51

Total from investment operations	0.51	0.51	0.50	0.51

Net asset value - End of period	$10.51	$10.51	$10.50	$10.51

Net assets - End of period	$105	$105	$105	$105

Total return[2]	5.10%	5.10%	5.00%	5.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*,3,5	0.30%	0.55%	1.05%	0.05%
Net investment income[5]	0.00%	0.00%	0.00%	0.00%

The Series had no portfolio turnover for the period.

*The investment advisor paid a portion of the Series expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount[3,4,5]:

	47,386%	47,386%	47,386%	47,398%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. The return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Expense ratios do not include expenses of the underlying series in which the Series invests. The expense ratio of the underlying series was 0.85%.

4The increase to the expense ratios (to average net assets) is large due to the small net assets in each class. It is anticipated that this ratio will decease as net assets increase.

5Annualized.

13	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series and Target 2050 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (“the 40 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “underlying series”) in order to meet its target asset allocations and investment style. Each Series has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements.

Each Series is authorized to issue four classes of shares (Class K, R, C and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2008, 3.3 billion shares have been designated in total among 27 series, of which 10 million have been designated in each of the Series for Class C and I common stock and 40 million in each of the Series for Class K and R common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments in the underlying series are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the underlying series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are allocated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On April 30, 2008, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As this is the inception year for the Series, they have not yet filed any tax returns.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an annual management fee from its investment in each of the underlying series.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least March 28, 2009, to limit each class’s total direct annual fund operating expenses for the Series at no more than 0.30% for Class K, 0.55% for Class R, 1.05% for Class C and 0.05% for Class I, of average daily net assets each year. The Advisor’s agreement to limit each class’s operating expense is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the underlying series. For the period March 28, 2008 (commencement of operations) through April 30, 2008 the Advisor reimbursed expenses of $16,537 for each Series which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class K, Class R, and Class C shares pursuant to a distribution plan adopted under Rule 12b-1 of the 40 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and servicing fees to the Distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares, 0.50% of average daily net assets attributable to Class R shares, and 1.00% of average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

For fund accounting services, the Fund pays the Advisor an annual fee of $19,000 for each Target Series. The Fund also pays the Advisor an annual fee of $10,000 for each additional active class of a Series. For transfer agency services, the Fund pays the Advisor $12,000 per class for each Target Series. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the period March 28, 2008 (commencement of operations) through April 30, 2008, purchases and sales of underlying series were as follows:

Series	Purchases	Sales
Target Income	$400	—
Target 2010	$400	—
Target 2020	$400	—
Target 2030	$400	—
Target 2040	$400	—
Target 2050	$400	—

16

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares for the period March 28, 2008 (commencement of operations) through April 30, 2008 were as follows:

	Class K		Class R		Class C		Class I
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Target Income:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

Target 2010:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

Target 2020:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

Target 2030:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

Target 2040:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

Target 2050:
Sold	10	$100	10	$100	10	$100	10	$100
Reinvested	—	—	—	—	—	—	—	—
Repurchased	—	—	—	—	—	—	—	—

Total	10	$100	10	$100	10	$100	10	$100

17

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2008.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At April 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation and the net unrealized appreciation were as follows:

	Target Income	Target 2010	Target 2020	Target 2030	Target 2040	Target 2050
Cost for federal income tax purposes	$400	$400	$400	$400	$400	$400

Unrealized appreciation	$3	$12	$15	$18	$20	$20
Unrealized depreciation	—	—	—	—	—	—

Net unrealized appreciation	$3	$12	$15	$18	$20	$20

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

18

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

19

Manning & Napier Fund, Inc.

EQUITY SERIES	|	Semi-Annual Report - April 30, 2008

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07 - 4/30/08
Actual	$1,000.00	$894.30	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2008 (unaudited)

Sector Allocation1

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.4%

Consumer Discretionary - 19.2%
Hotels, Restaurants & Leisure - 4.1%
Carnival Corp.	126,620	$5,086,325
International Game Technology	264,530	9,189,772

		14,276,097

Household Durables - 2.7%
D.R. Horton, Inc.	89,810	1,391,157
Fortune Brands, Inc.	46,350	3,134,187
Lennar Corp. - Class A	85,860	1,581,541
Pulte Homes, Inc.	135,680	1,769,267
Toll Brothers, Inc.*	62,740	1,420,434

		9,296,586

Media - 7.3%
Charter Communications, Inc. - Class A*	1,936,530	2,072,087
Comcast Corp. - Class A*	444,890	9,142,489
The E.W. Scripps Co. - Class A	136,770	6,142,341
Time Warner, Inc.	528,160	7,843,176

		25,200,093

Specialty Retail - 5.1%
The Home Depot, Inc.	233,310	6,719,328
Limited Brands, Inc.	212,960	3,944,019
Lowe’s Companies, Inc.	267,340	6,734,295

		17,397,642

Total Consumer Discretionary		66,170,418

Consumer Staples - 3.9%
Food Products - 2.3%
Dean Foods Co.	182,050	4,230,842
Kellogg Co.	69,570	3,559,897

		7,790,739

Personal Products - 1.6%
The Estee Lauder Companies, Inc. - Class A	119,270	5,439,905

Total Consumer Staples		13,230,644

Energy - 3.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	84,800	6,858,624
Weatherford International Ltd.*	70,310	5,671,908

Total Energy		12,530,532

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials - 10.8%
Capital Markets - 1.6%
SEI Investments Co.	234,790	$5,463,563

Commercial Banks - 6.5%
PNC Financial Services Group, Inc.	105,750	7,333,762
U.S. Bancorp	162,270	5,499,330
Wachovia Corp.	330,990	9,648,358

		22,481,450

Consumer Finance - 0.7%
American Express Co.	48,620	2,334,732

Diversified Financial Services - 2.0%
Bank of America Corp.	185,790	6,974,557

Total Financials		37,254,302

Health Care - 16.4%
Biotechnology - 2.2%
Amgen, Inc.*	127,200	5,325,864
Genzyme Corp.*	32,530	2,288,485

		7,614,349

Health Care Equipment & Supplies - 5.3%
The Cooper Companies, Inc.	150,340	5,261,900
Medtronic, Inc.	268,870	13,088,592

		18,350,492

Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	124,380	6,241,388

Health Care Technology - 2.4%
Cerner Corp.*	116,420	5,386,753
Eclipsys Corp.*	137,040	2,846,321

		8,233,074

Life Sciences Tools & Services - 2.4%
Millipore Corp.*	58,970	4,133,797
PerkinElmer, Inc.	150,460	3,996,217

		8,130,014

Pharmaceuticals - 2.3%
Johnson & Johnson	119,030	7,985,723

Total Health Care		56,555,040

Industrials - 10.3%
Air Freight & Logistics - 4.8%
FedEx Corp.	62,570	5,998,586
United Parcel Service, Inc. - Class B	145,070	10,504,519

		16,503,105

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 4.0%
JetBlue Airways Corp.*	455,440	$2,295,418
Southwest Airlines Co.	873,140	11,560,374

		13,855,792

Industrial Conglomerates - 1.5%
3M Co.	66,330	5,100,777

Total Industrials		35,459,674

Information Technology - 22.6%
Communications Equipment - 6.3%
Cisco Systems, Inc.*	640,780	16,429,599
Juniper Networks, Inc.*	193,740	5,351,099

		21,780,698

Computers & Peripherals - 1.8%
EMC Corp.*	394,350	6,072,990

Internet Software & Services - 2.9%
Google, Inc. - Class A*	17,540	10,073,047

IT Services - 3.6%
Automatic Data Processing, Inc.	214,310	9,472,502
Western Union Co.	129,290	2,973,670

		12,446,172

Software - 8.0%
Autodesk, Inc.*	113,270	4,304,260
Electronic Arts, Inc.*	109,270	5,624,127
Microsoft Corp.	362,260	10,331,655
Salesforce.com, Inc.*	42,710	2,850,038
TIBCO Software, Inc.*	571,070	4,380,107

		27,490,187

Total Information Technology		77,863,094

Materials - 4.6%
Paper & Forest Products - 4.6%
Louisiana-Pacific Corp.	584,060	6,722,531
Weyerhaeuser Co.	141,320	9,027,522

Total Materials		15,750,053

TOTAL COMMON STOCKS (Identified Cost $326,457,756)		314,813,757

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2008 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 9.4%
Dreyfus Treasury Cash Management - Institutional Shares	14,509,063	$14,509,063
Federal Home Loan Bank Discount Note, 5/12/2008	$5,000,000	4,996,394
Federal Home Loan Bank Discount Note, 7/2/2008	13,000,000	12,956,346

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,461,067)		32,461,803

TOTAL INVESTMENTS - 100.8% (Identified Cost $358,918,823)		347,275,560

LIABILITIES, LESS OTHER ASSETS - (0.8%)		(2,789,679)

NET ASSETS - 100%		$344,485,881

*Non-income producing security

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $358,918,823) (Note 2)	$347,275,560
Receivable for securities sold	2,948,465
Receivable for fund shares sold	1,565,204
Dividends receivable	159,399
Prepaid registration and filing fees	14,490
Prepaid expenses	2,878

TOTAL ASSETS	351,965,996

LIABILITIES:

Accrued management fees (Note 3)	243,403
Accrued fund accounting and transfer agent fees (Note 3)	12,477
Accrued directors’ fees (Note 3)	883
Accrued Chief Compliance Officer service fees (Note 3)	883
Payable for securities purchased	7,038,122
Payable for fund shares repurchased	166,556
Audit fees payable	17,791

TOTAL LIABILITIES	7,480,115

TOTAL NET ASSETS	$344,485,881

NET ASSETS CONSIST OF:

Capital stock	$187,378
Additional paid-in-capital	358,981,992
Undistributed net investment income	485,273
Accumulated net realized loss on investments	(3,525,499)
Net unrealized depreciation on investments	(11,643,263)

TOTAL NET ASSETS	$344,485,881

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($344,485,881/18,737,797 shares)	$18.38

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends	$1,939,280
Interest	74,068

Total Investment Income	2,013,348

EXPENSES:

Management fees (Note 3)	1,124,475
Fund accounting and transfer agent fees (Note 3)	67,377
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	4,836
Miscellaneous	35,195

Total Expenses	1,240,486
Less reduction of expenses (Note 3)	(56,351)

Net Expenses	1,184,135

NET INVESTMENT INCOME	829,213

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(3,503,528)
Net change in unrealized depreciation on investments	(15,512,679)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(19,016,207)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,186,994)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$829,213	$423,396
Net realized gain (loss) on investments	(3,503,528)	7,608,792
Net change in unrealized appreciation (depreciation) on investments	(15,512,679)	3,014,467

Net increase (decrease) from operations	(18,186,994)	11,046,655

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(750,464)	(32,650)
From net realized gain on investments	(7,613,462)	(277,398)

Total distributions to shareholders	(8,363,926)	(310,048)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	180,010,602	171,979,405

Net increase in net assets	153,459,682	182,716,012

NET ASSETS:

Beginning of period	191,026,199	8,310,187

End of period (including undistributed net investment income of $485,273 and $406,524, respectively)	$344,485,881	$191,026,199

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights (unaudited)

	For the Six Months Ended 4/30/08 (unaudited)		For the Years Ended
			10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.43		$19.19	$17.24	$15.63	$13.42	$11.42

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	0.04	(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(2.29)		2.65	3.25	2.45	2.23	2.02

Total from investment operations	(2.24)		2.71	3.29	2.44	2.22	2.03

Less distributions to shareholders:
From net investment income	(0.07)		(0.05)	—	—	(0.01)	(0.03)
From net realized gain on investments	(0.74)		(0.42)	(1.34)	(0.83)	—	—

Total distributions to shareholders	(0.81)		(0.47)	(1.34)	(0.83)	(0.01)	(0.03)

Net asset value - End of period	$18.38		$21.43	$19.19	$17.24	$15.63	$13.42

Net assets - End of period (000’s omitted)	$344,486		$191,026	$8,310	$2,714	$1,769	$1,206

Total return[1]	(10.57%)		14.37%	20.36%	16.05%	16.52%	17.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[2]		1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	0.74%[2]		0.45%	0.35%	(0.04%)	(0.06%)	0.09%
Portfolio turnover	25%		44%	55%	57%	60%	58%

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.05%	[2]	0.11%	1.24%	2.33%	2.85%	11.55%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period.

2Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2008, 3.33 billion shares have been designated in total among 27 series, of which 125 million have been designated as Equity Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On April 30, 2008, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2004 through October 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $56,351 for the six months ended April 30, 2008, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, purchases and sales of securities, other than United States Government securities and short-term securities, were $210,528,478 and $54,621,736, respectively. There were no purchases or sales of United States Government securities.

13

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount

Sold	12,646,502	$232,900,779	9,080,249	$184,492,831
Reinvested	428,960	8,180,272	15,722	309,402
Repurchased	(3,251,613)	(61,070,449)	(615,168)	(12,822,828)

Total	9,823,849	$180,010,602	8,480,803	$171,979,405

At April 30, 2008, the retirement plan of the advisor and its affiliates owned 188,789 shares of the Series (1.0% of shares outstanding) valued at $3,469,942.

6.	FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2008.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

14

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2007 were as follows:

Ordinary income	$96,775
Long-term capital gains	213,273

At April 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$358,923,130

Unrealized appreciation	$9,309,644
Unrealized depreciation	(20,957,214)

Net unrealized depreciation	$(11,647,570)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 12, 2007, the Board considered the continuation of the then-current investment advisory agreement (the “Current Investment Advisory Agreement”) between the Fund and Manning & Napier Advisors, Inc. (“the Advisor”), which was to be superseded by the New Investment Advisory Agreement upon its approval by the Fund’s shareholders. The continuation of the Current Investment Advisory Agreement was necessary as a result of the delay in obtaining the number of votes necessary to convene the shareholder meeting and approve the New Investment Advisory Agreement with respect to all investment portfolios of the Fund (the “Series”). For a discussion on the approval of the new Investment Advisory Agreement, see the Series’ annual report as of October 31, 2007.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2007 Annual Review of the Current Investment Advisory Agreement and the conclusions made by the Directors when determining to continue the Current Investment Advisory Agreement.

•

The Board considered the services provided by the Advisor under the Current Investment Advisory Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Current Investment Advisory Agreement in light of the Advisor’s services provided to the Fund for 21 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Investment Advisory Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that all the Series were competitive against their respective benchmark indices over all time periods noted above through September 30, 2007. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Investment

16

Renewal of Investment Advisory Agreement (unaudited)

Advisory Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Current Investment Advisory Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Current Investment Advisory Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 4 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Current Investment Advisory Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series and Global Fixed Income Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Current Investment Advisory Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Current Investment Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Current Investment Advisory Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Proxy Voting Results (unaudited)

A special meeting of the shareholders of Manning & Napier Fund, Inc. was held on November 12, 2007. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1:

Election of Directors.

	Number of Shares voted for	Number of Shares withheld
B. Reuben Auspitz	215,932,354.541	15,898,685.154
Stephen B. Ashley	215,960,751.214	15,870,288.481
Peter L. Faber	217,504,725.208	14,326,314.487
Harris H. Rusitzky	215,924,013.609	15,907,026.086

PROPOSAL 2:

To approve the investment advisory agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc.

Number of shares voted
For	3,990,897.821
Against	3,769.000
Abstain (includes broker non-votes)	1,788,031.772

PROPOSAL 3:

Eliminating, amending, or reclassifying certain fundamental investment policies or restrictions.

Proposal 3.A.i. To approve changes to the fundamental policy regarding borrowing money.

Number of shares voted
For	3,980,227.744
Against	14,298.077
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.A.ii. To approve changes to the fundamental policy regarding percentage of assets invested in any one industry.

Number of shares voted
For	3,977,065.961
Against	17,459.860
Abstain (includes broker non-votes)	1,788,172.772

18

Proxy Voting Results (unaudited)

Proposal 3.A.iii. To approve changes to the fundamental policy regarding loans.

Number of shares voted
For	3,976,657.961
Against	17,754.860
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.A.iv. To approve changes to the fundamental policy regarding issuance of senior securities or pledging its assets.

Number of shares voted
For	3,975,867.744
Against	18,658.077
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.A.v. To approve changes to the fundamental policy regarding buying or selling of commodities or commodity contracts.

Number of shares voted
For	3,976,825.821
Against	17,587.000
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.A.vi. To approve changes to the fundamental policy regarding underwriting of securities.

Number of shares voted
For	3,976,459.961
Against	18,065.860
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.A.vii. To approve changes to the fundamental policy regarding diversification.

Number of shares voted
For	3,977,704.961
Against	16,820.860
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.B.i. To approve changes to the policy/restriction regarding investment of its total net assets in securities of issuers that are restricted from being sold to the public without registration.

Number of shares voted
For	3,976,117.961
Against	18,407.860
Abstain (includes broker non-votes)	1,788,172.772

19

Proxy Voting Results (unaudited)

Proposal 3.B.ii. To approve changes to the policy/restriction regarding the purchase of securities on margin.

Number of shares voted
For	3,975,333.744
Against	19,079.077
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.B.iii. To approve changes to the policy/restriction regarding acquiring securities of other investment companies.

Number of shares voted
For	3,977,259.821
Against	17,153.000
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.B.iv. To approve changes to the policy/restriction regarding warrants.

Number of shares voted
For	3,975,754.744
Against	18,290.077
Abstain (includes broker non-votes)	1,788,653.772

Proposal 3.B.v. To approve changes to the policy/restriction regarding options on securities and with respect to stock index and currency futures and related options.

Number of shares voted
For	3,976,570.821
Against	17,955.000
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.B.vi. To approve changes to the policy/restriction regarding hedging and derivative transactions.

Number of shares voted
For	3,975,132.604
Against	19,393.217
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.B.vii. To approve changes to the policy/restriction regarding the purchase of foreign securities.

Number of shares voted
For	3,977,004.821
Against	17,521.000
Abstain (includes broker non-votes)	1,788,172.772

20

Proxy Voting Results (unaudited)

Proposal 3.C.i. To approve changes to the policy/restriction regarding investment for the purpose of exercising control over management.

Number of shares voted
For	3,974,304.744
Against	20,108.077
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.C.iii. To approve changes to the policy/restriction regarding short sales or short positions.

Number of shares voted
For	3,976,350.604
Against	18,062.217
Abstain (includes broker non-votes)	1,788,285.772

Proposal 3.C.iv. To approve changes to the policy/restriction regarding participation in a joint or joint and several basis in trading account in securities.

Number of shares voted
For	3,975,813.961
Against	18,711.860
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.C.v. To approve changes to the policy/restriction regarding investment in oil, gas or other mineral exploration or development programs.

Number of shares voted
For	3,975,272.744
Against	19,253.077
Abstain (includes broker non-votes)	1,788,172.772

Proposal 3.C.vi. To approve changes to the policy/restriction regarding officers and directors of the Fund.

Number of shares voted
For	3,973,928.744
Against	20,597.077
Abstain (includes broker non-votes)	1,788,172.772

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

22

Manning & Napier Fund, Inc.

PRO-BLEND® CONSERVATIVE TERM SERIES	|	Semi-Annual Report - April 30, 2008

PRO-BLEND® MODERATE TERM SERIES

PRO-BLEND® EXTENDED TERM SERIES

PRO-BLEND® MAXIMUM TERM SERIES

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008 except for Class I Actual which is from March 28, 2008* to April 30, 2008).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07-4/30/08[1]	Annualized Expense Ratio
Class S
Actual	$1,000.00	$1,000.50	$4.77	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.82	0.96%
Class I
Actual	$1,000.00	$1,008.00	$0.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

*Class I inception date was March 28, 2008.

1Expenses are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year (except for the Series’ Class I Actual return information, which reflects the 31 day period ended April 30, 2008 due to its inception date of March 28, 2008). The Series’ Class I total return would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2008

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Information Technology	7.56%
Health Care	6.69%
Consumer Discretionary	4.73%
Financials	3.72%
Industrials	3.21%
Consumer Staples	1.90%
Energy	1.15%
Materials	0.99%
Utilities	0.17%
Telecommunication Services	0.11%

4Including common stocks, warrants, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings5

Cisco Systems, Inc.	1.26%
Automatic Data Processing, Inc.	0.95%
Google, Inc. - Class A	0.93%
Medtronic, Inc.	0.90%
Southwest Airlines Co.	0.89%

5As a percentage of total investments.

Top Five Bond Holdings6

U.S. Treasury Note, 4.625%, 2/15/2017	9.43%
U.S. Treasury Note, 4.00%, 11/15/2012	8.31%
U.S. Treasury Note, 3.875%, 5/15/2010	7.29%
U.S. Treasury Note, 3.50%, 11/15/2009	6.30%
U.S. Treasury Note, 3.625%, 5/15/2013	5.01%

6As a percentage of total investments.

2

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS - 28.50%

Consumer Discretionary - 4.35%
Auto Components - 0.02%
Hankook Tire Co. Ltd. (South Korea) (Note 7)	840	$12,905
Tenneco, Inc.*	220	5,628

		18,533

Hotels, Restaurants & Leisure - 0.82%
Carnival Corp.	13,070	525,022
Club Mediterranee S.A.* (France) (Note 7)	305	16,000
International Game Technology	11,500	399,510

		940,532

Household Durables - 0.32%
Corporacion Geo S.A. de C.V. - Class B* (Mexico) (Note 7)	2,270	8,463
Fortune Brands, Inc.	4,970	336,071
KB Home	260	5,850
LG Electronics, Inc. (South Korea) (Note 7)	120	18,735

		369,119

Leisure Equipment & Products - 0.00%**
Sankyo Co. Ltd. (Japan) (Note 7)	100	6,011

Media - 1.81%
Charter Communications, Inc. - Class A*	95,980	102,699
Comcast Corp. - Class A*	35,497	729,463
The E.W. Scripps Co. - Class A	11,180	502,094
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	530	13,080
Impresa S.A. (SGPS)* (Portugal) (Note 7)	820	1,908
Mediacom Communications Corp. - Class A*	4,330	18,576
Mediaset S.p.A. (Italy) (Note 7)	595	5,448
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	198	10,019
Societe Television Francaise 1 (France) (Note 7)	890	18,926
Time Warner, Inc.	45,260	672,111
Wolters Kluwer N.V. (Netherlands) (Note 7)	290	7,815

		2,082,139

Multiline Retail - 0.02%
Hyundai Department Store Co. Ltd. (South Korea) (Note 7)	60	6,345
Lotte Shopping Co. Ltd. (South Korea) (Note 7)	20	7,302
PPR (France) (Note 7)	65	8,531

		22,178

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 1.35%
The Home Depot, Inc.	20,150	$580,320
KOMERI Co. Ltd. (Japan) (Note 7)	100	2,645
Limited Brands, Inc.	19,030	352,436
Lowe’s Companies, Inc.	24,020	605,064
Tractor Supply Co.*	140	4,978
Valora Holding AG (Switzerland) (Note 7)	20	5,020

		1,550,463

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany) (Note 7)	130	8,324
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	40	4,585

		12,909

Total Consumer Discretionary		5,001,884

Consumer Staples - 1.85%
Beverages - 0.00%**
Diageo plc (United Kingdom) (Note 7)	290	5,956

Food & Staples Retailing - 0.04%
Casino Guichard-Perrachon S.A. (France) (Note 7)	100	12,634
The Great Atlantic & Pacific Tea Co., Inc.*	550	15,136
Tesco plc (United Kingdom) (Note 7)	1,375	11,727
United Natural Foods, Inc.*	310	6,138

		45,635

Food Products - 1.39%
Cadbury Schweppes plc (United Kingdom) (Note 7)	2,130	24,688
Dean Foods Co.	14,150	328,846
Groupe Danone (France) (Note 7)	160	14,199
Nestle S.A. (Switzerland) (Note 7)	895	429,400
Pilgrim’s Pride Corp.	440	10,635
Suedzucker AG (Germany) (Note 7)	120	2,724
Unilever plc - ADR (United Kingdom) (Note 7)	23,410	786,342

		1,596,834

Household Products - 0.01%
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	145	8,470

Personal Products - 0.41%
Clarins S.A. (France) (Note 7)	282	18,668
The Estee Lauder Companies, Inc. - Class A	9,300	424,173

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
L’Oreal S.A. (France) (Note 7)	160	$19,038
Natura Cosmeticos S.A. (Brazil) (Note 7)	960	11,092

		472,971

Total Consumer Staples		2,129,866

Energy - 1.08%
Energy Equipment & Services - 1.02%
Baker Hughes, Inc.	6,475	523,698
Calfrac Well Services Ltd. (Canada) (Note 7)	1,990	48,248
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	115	29,058
Trican Well Service Ltd. (Canada) (Note 7)	1,180	26,593
Weatherford International Ltd.*	6,822	550,331

		1,177,928

Oil, Gas & Consumable Fuels - 0.06%
BP plc (United Kingdom) (Note 7)	450	5,466
Edge Petroleum Corp.*	1,950	10,179
Eni S.p.A. (Italy) (Note 7)	475	18,348
Evergreen Energy, Inc.*	555	816
Forest Oil Corp.*	145	8,545
Mariner Energy, Inc.*	111	3,059
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	156	6,249
Total S.A. (France) (Note 7)	160	13,475

		66,137

Total Energy		1,244,065

Financials - 3.31%
Capital Markets - 0.45%
Bank of New York Mellon Corp.[1]	450	19,589
Franklin Resources, Inc.	130	12,370
Macquarie Group Ltd. (Australia) (Note 7)	160	9,572
Merrill Lynch & Co., Inc.	540	26,908
Morgan Stanley	345	16,767
SEI Investments Co.	18,640	433,753

		518,959

Commercial Banks - 2.01%
Aareal Bank AG (Germany) (Note 7)	525	19,697
The Bancorp, Inc.*	1,340	14,820
BNP Paribas (France) (Note 7)	100	10,812
Boston Private Financial Holdings, Inc.	705	6,557

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Commerzbank AG (Germany) (Note 7)	250	$9,110
Credit Agricole S.A. (France) (Note 7)	160	5,408
The Hachijuni Bank Ltd. (Japan) (Note 7)	800	5,278
Hana Financial Group, Inc. (South Korea) (Note 7)	190	8,596
HSBC Holdings plc (United Kingdom) (Note 7)	1,070	18,709
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	250	21,698
Huntington Bancshares, Inc.	680	6,385
PNC Financial Services Group, Inc.	7,990	554,107
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	5,905	40,502
Societe Generale (France) (Note 7)	45	5,281
Societe Generale - ADR (France) (Note 7)	695	16,265
Societe Generale - New Shares (France) (Note 7)	11	1,274
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	800	7,194
SunTrust Banks, Inc.	120	6,690
TCF Financial Corp.	1,390	24,186
U.S. Bancorp	17,245	584,433
UniCredito Italiano S.p.A. (Italy) (Note 7)	1,455	11,086
Wachovia Corp.	30,735	895,925
Webster Financial Corp.	320	8,336
Wells Fargo & Co.	450	13,388
Wilmington Trust Corp.	530	17,426

		2,313,163

Consumer Finance - 0.12%
American Express Co.	2,410	115,728
Capital One Financial Corp.	370	19,610

		135,338

Diversified Financial Services - 0.46%
Bank of America Corp.	11,033	414,179
Citigroup, Inc.	1,245	31,461
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	265	15,995
ING Groep N.V. (Netherlands) (Note 7)	185	7,080
JPMorgan Chase & Co.	820	39,073
Moody’s Corp.	480	17,741

		525,529

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.23%
Allianz SE (Germany) (Note 7)	290	$59,142
American International Group, Inc.	510	23,562
Axa (France) (Note 7)	160	5,972
First American Corp.	480	15,744
LandAmerica Financial Group, Inc.	630	18,081
Muenchener Rueckver AG (Germany) (Note 7)	105	20,328
Philadelphia Consolidated Holding Corp.*	620	22,866
Principal Financial Group, Inc.	340	18,244
The Progressive Corp.	1,570	28,558
Torchmark Corp.	360	23,306
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	715	24,846

		260,649

Real Estate Investment Trusts (REITS) - 0.01%
Alstria Office REIT AG* (Germany) (Note 7)	880	17,037

Real Estate Management & Development - 0.01%
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	1,340	17,620

Thrifts & Mortgage Finance - 0.02%
First Niagara Financial Group, Inc.	460	6,638
Flagstar Bancorp, Inc.	1,370	8,384
IndyMac Bancorp, Inc.	1,660	5,395

		20,417

Total Financials		3,808,712

Health Care - 6.51%
Biotechnology - 0.68%
Amgen, Inc.*	8,900	372,643
Applera Corp. - Celera Group*	4,180	55,928
Crucell NV - ADR* (Netherlands) (Note 7)	1,560	29,063
Genzyme Corp.*	3,970	279,290
Medarex, Inc.*	2,000	14,340
Monogram Biosciences, Inc.*	12,515	13,767
Senomyx, Inc.*	860	5,160
Theratechnologies, Inc.* (Canada) (Note 7)	1,660	12,283

		782,474

Health Care Equipment & Supplies - 1.77%
Abaxis, Inc.*	820	20,894
Advanced Medical Optics, Inc.*	1,500	31,500
Alsius Corp.*[3]	3,536	3,182

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
AtriCure, Inc.*	1,040	$13,894
Beckman Coulter, Inc.	480	32,784
Carl Zeiss Meditec AG (Germany) (Note 7)	1,880	27,474
The Cooper Companies, Inc.	9,488	332,080
Covidien Ltd. (Bermuda) (Note 7)	1,040	48,558
Dexcom, Inc.*	2,840	21,868
Edwards Lifesciences Corp.*	295	16,349
ev3, Inc.*	8,863	73,652
Gen-Probe, Inc.*	700	39,452
Hansen Medical, Inc.*	345	6,020
Inverness Medical Innovations, Inc.*	2,150	79,550
Medtronic, Inc.	20,895	1,017,169
Micrus Endovascular Corp.*	1,065	12,120
Nobel Biocare Holding AG (Switzerland) (Note 7)	350	12,677
OraSure Technologies, Inc.*	5,425	35,046
ResMed, Inc.*	290	12,505
Sirona Dental Systems, Inc.*	2,030	54,343
SonoSite, Inc.*	760	24,236
STAAR Surgical Co.*	4,490	10,552
Straumann Holding AG (Switzerland) (Note 7)	85	22,770
Synthes, Inc. (Switzerland) (Note 7)	390	53,762
Thoratec Corp.*	2,010	32,140

		2,034,577

Health Care Providers & Services - 0.55%
Diagnosticos da America S.A. (Brazil) (Note 7)	2,980	67,788
Quest Diagnostics, Inc.	9,630	483,233
Sonic Healthcare Ltd. (Australia) (Note 7)	3,250	46,752
Tenet Healthcare Corp.*	5,360	34,304

		632,077

Health Care Technology - 0.46%
Cerner Corp.*	9,850	455,760
Eclipsys Corp.*	3,700	76,849

		532,609

Life Sciences Tools & Services - 1.12%
Affymetrix, Inc.*	11,185	122,028
Caliper Life Sciences, Inc.*	8,927	32,584
Exelixis, Inc.*	5,340	40,637
Lonza Group AG (Switzerland) (Note 7)	1,695	231,694
Luminex Corp.*	2,380	46,434

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Millipore Corp.*	5,010	$351,201
PerkinElmer, Inc.	16,733	444,428
QIAGEN N.V.* (Netherlands) (Note 7)	520	11,549

		1,280,555

Pharmaceuticals - 1.93%
AstraZeneca plc (United Kingdom) (Note 7)	25	1,058
AstraZeneca plc - ADR (United Kingdom) (Note 7)	120	5,038
Barr Pharmaceuticals, Inc.*	9,930	498,784
GlaxoSmithKline plc (United Kingdom) (Note 7)	305	6,797
Johnson & Johnson	10,360	695,052
Novartis AG - ADR (Switzerland) (Note 7)	19,668	989,890
Sanofi-Aventis (France) (Note 7)	31	2,427
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	400	9,887
Shire plc (United Kingdom) (Note 7)	635	11,823

		2,220,756

Total Health Care		7,483,048

Industrials - 2.93%
Aerospace & Defense - 0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	855	35,636

Air Freight & Logistics - 1.24%
Deutsche Post AG (Germany) (Note 7)	300	9,391
FedEx Corp.	5,060	485,102
TNT N.V. (Netherlands) (Note 7)	525	20,451
United Parcel Service, Inc. - Class B	12,590	911,642

		1,426,586

Airlines - 1.13%
AirTran Holdings, Inc.*	810	2,762
Continental Airlines, Inc. - Class B*	290	5,214
Deutsche Lufthansa AG (Germany) (Note 7)	610	16,181
JetBlue Airways Corp.*	51,884	261,495
Southwest Airlines Co.	76,265	1,009,749

		1,295,401

Building Products - 0.02%
Owens Corning, Inc.*	1,000	21,110

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.02%
Pitney Bowes, Inc.	660	$23,833

Electrical Equipment - 0.02%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	530	16,255

Industrial Conglomerates - 0.46%
3M Co.	6,451	496,082
Siemens AG (Germany) (Note 7)	290	34,389

		530,471

Machinery - 0.01%
FreightCar America, Inc.	200	7,680
Schindler Holding AG (Switzerland) (Note 7)	105	8,550

		16,230

Total Industrials		3,365,522

Information Technology - 7.33%
Communications Equipment - 1.93%
Alcatel-Lucent - ADR (France) (Note 7)	23,500	156,745
BigBand Networks, Inc.*	5,780	42,541
Blue Coat Systems, Inc.*	1,580	33,354
Cisco Systems, Inc.*	55,931	1,434,071
Harris Stratex Networks, Inc. - Class A*	1,460	13,855
Juniper Networks, Inc.*	18,066	498,983
Riverbed Technology, Inc.*	2,840	38,823

		2,218,372

Computers & Peripherals - 0.51%
EMC Corp.*	36,190	557,326
Rackable Systems, Inc.*	2,580	28,380

		585,706

Electronic Equipment & Instruments - 0.04%
LoJack Corp.*	2,240	22,154
Planar Systems, Inc.*	4,960	11,309
Samsung SDI Co. Ltd. (South Korea) (Note 7)	120	9,278

		42,741

Internet Software & Services - 0.94%
Google, Inc. - Class A*	1,830	1,050,951
Online Resources Corp.*	2,920	29,521

		1,080,472

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 1.20%
Atos Origin S.A.* (France) (Note 7)	170	$10,460
Automatic Data Processing, Inc.	24,318	1,074,856
Gevity HR, Inc.	4,690	31,986
Paychex, Inc.	250	9,093
RightNow Technologies, Inc.*	1,145	13,706
Western Union Co.	10,162	233,726

		1,373,827

Office Electronics - 0.00%**
Boewe Systec AG (Germany) (Note 7)	90	3,424

Semiconductors & Semiconductor Equipment - 0.05%
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	230	6,149
Netlogic Microsystems, Inc.*	1,420	46,562
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan) (Note 7)	737	8,284

		60,995

Software - 2.66%
Amdocs Ltd.* (Guernsey) (Note 7)	1,445	45,344
Autodesk, Inc.*	10,900	414,200
Borland Software Corp.*	6,350	11,239
Electronic Arts, Inc.*	8,080	415,878
Microsoft Corp.	32,490	926,615
Misys plc (United Kingdom) (Note 7)	1,205	3,755
Salesforce.com, Inc.*	4,212	281,067
SAP AG (Germany) (Note 7)	250	12,779
SAP AG - ADR (Germany) (Note 7)	10,630	533,945
Sonic Solutions*	4,100	37,679
Square Enix Co. Ltd. (Japan) (Note 7)	200	6,521
TIBCO Software, Inc.*	37,815	290,041
UbiSoft Entertainment S.A.* (France) (Note 7)	360	36,310
Utimaco Safeware AG (Germany) (Note 7)	2,950	41,913

		3,057,286

Total Information Technology		8,422,823

Materials - 0.98%
Chemicals - 0.04%
Arkema* (France) (Note 7)	2	116
Bayer AG (Germany) (Note 7)	330	28,162
Calgon Carbon Corp.*	1,100	15,675
The Scotts Miracle-Gro Co. - Class A	270	8,948

		52,901

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.01%
Bemis Co., Inc.	340	$8,942

Paper & Forest Products - 0.93%
Louisiana-Pacific Corp.	30,800	354,508
Norbord, Inc. (Canada) (Note 7)	5,770	31,635
Weyerhaeuser Co.	10,640	679,683

		1,065,826

Total Materials		1,127,669

Telecommunication Services - 0.11%
Diversified Telecommunication Services - 0.03%
France Telecom S.A. (France) (Note 7)	440	13,849
Swisscom AG - ADR (Switzerland) (Note 7)	290	10,302
Telus Corp. (Canada) (Note 7)	150	6,653

		30,804

Wireless Telecommunication Services - 0.08%
Hutchison Telecommunications International Ltd. (Hong Kong) (Note 7)	6,550	9,212
Hutchison Telecommunications International Ltd. - ADR (Hong Kong) (Note 7)	1,560	32,838
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	2,460	55,522

		97,572

Total Telecommunication Services		128,376

Utilities - 0.05%
Electric Utilities - 0.02%
E.ON AG (Germany) (Note 7)	145	29,657

Multi-Utilities - 0.01%
National Grid plc (United Kingdom) (Note 7)	740	10,306

Water Utilities - 0.02%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	437	11,127
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	620	10,298

		21,425

Total Utilities		61,388

TOTAL COMMON STOCKS (Identified Cost $32,730,858)		32,773,353

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value (Note 2)

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	$296

CORPORATE BONDS - 1.32%
Convertible Corporate Bonds - 0.17%
Consumer Discretionary - 0.05%
Hotels, Restaurants & Leisure - 0.03%
Carnival Corp., 2.00%, 4/15/2021	$25,000	27,313

Media - 0.02%
Charter Communications, Inc., 6.50%, 10/1/2027	52,000	25,740

Total Consumer Discretionary		53,053

Health Care - 0.04%
Biotechnology - 0.04%
Amgen, Inc., 0.375%, 2/1/2013	60,000	51,375

Information Technology - 0.08%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	40,000	47,900

Software - 0.04%
Amdocs Ltd., 0.50%, 3/15/2024	40,000	39,650

Total Information Technology		87,550

Total Convertible Corporate Bonds (Identified Cost $228,304)		191,978

Non-Convertible Corporate Bonds - 1.15%
Consumer Discretionary - 0.27%
Automobiles - 0.04%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	45,000	44,650

Hotels, Restaurants & Leisure - 0.05%
McDonald’s Corp., 5.80%, 10/15/2017	50,000	52,329

Media - 0.12%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	55,000	59,019
Comcast Corp., 6.50%, 11/15/2035	55,000	54,921
The Walt Disney Co., 7.00%, 3/1/2032	25,000	28,456

		142,396

Multiline Retail - 0.03%
Target Corp., 5.875%, 3/1/2012	35,000	36,531

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.03%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	$30,000	$32,498

Total Consumer Discretionary		308,404

Consumer Staples - 0.02%
Food & Staples Retailing - 0.02%
The Kroger Co., 6.80%, 4/1/2011	20,000	21,028

Energy - 0.05%
Oil, Gas & Consumable Fuels - 0.05%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	15,000	15,426
Arch Western Finance LLC, 6.75%, 7/1/2013	45,000	45,787

Total Energy		61,213

Financials - 0.36%
Capital Markets - 0.14%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	55,000	49,587
Lehman Brothers Holdings, Inc., 3.17%, 11/16/2009[4]	20,000	19,155
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	20,000	19,647
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	20,000	16,870
Morgan Stanley, 5.55%, 4/27/2017	62,000	59,177

		164,436

Commercial Banks - 0.13%
PNC Bank National Association, 5.25%, 1/15/2017	65,000	59,986
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,865
Wachovia Corp., 5.25%, 8/1/2014	55,000	54,433

		146,284

Diversified Financial Services - 0.03%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	35,000	29,464

Insurance - 0.06%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	80,000	45,996
American International Group, Inc., 4.25%, 5/15/2013	30,000	29,081

		75,077

Total Financials		415,261

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.04%
Pharmaceuticals - 0.04%
Abbott Laboratories, 3.50%, 2/17/2009	$15,000	$14,984
Wyeth, 6.50%, 2/1/2034	35,000	36,615

Total Health Care		51,599

Industrials - 0.24%
Aerospace & Defense - 0.01%
Boeing Capital Corp., 6.50%, 2/15/2012	15,000	16,098

Airlines - 0.03%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	32,881

Industrial Conglomerates - 0.10%
General Electric Capital Corp., 6.75%, 3/15/2032	25,000	26,473
General Electric Co., 5.25%, 12/6/2017	90,000	89,567

		116,040

Machinery - 0.02%
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	20,228

Road & Rail - 0.08%
CSX Corp., 6.00%, 10/1/2036	60,000	52,838
Union Pacific Corp., 5.65%, 5/1/2017	35,000	35,220

		88,058

Total Industrials		273,305

Information Technology - 0.06%
Communications Equipment - 0.06%
Cisco Systems, Inc., 5.50%, 2/22/2016	20,000	20,716
Corning, Inc., 6.20%, 3/15/2016	45,000	46,677

Total Information Technology		67,393

Utilities - 0.11%
Electric Utilities - 0.10%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	20,000	21,300
American Electric Power Co., Inc., 5.375%, 3/15/2010	40,000	40,670
Exelon Generation Co. LLC, 5.35%, 1/15/2014	55,000	53,521

		115,491

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	$15,000	$16,385

Total Utilities		131,876

Total Non-Convertible Corporate Bonds (Identified Cost $1,367,211)		1,330,079

TOTAL CORPORATE BONDS (Identified Cost $1,595,515)		1,522,057

U.S. TREASURY SECURITIES - 50.90%
U.S. Treasury Bonds - 4.94%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	218,809
U.S. Treasury Bond, 5.50%, 8/15/2028	4,835,000	5,461,659

Total U.S. Treasury Bonds (Identified Cost $5,451,627)		5,680,468

U.S. Treasury Notes - 45.96%
Interest Stripped - Principal Payment, 2/15/2009	17,000	16,752
U.S. Treasury Note, 3.50%, 11/15/2009	7,000,000	7,143,283
U.S. Treasury Note, 3.875%, 5/15/2010	8,000,000	8,265,000
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,070,469
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,346,485
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,420,471
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,678,231
U.S. Treasury Note, 4.00%, 2/15/2015	5,000,000	5,202,345
U.S. Treasury Note, 4.625%, 2/15/2017	10,000,000	10,698,440

Total U.S. Treasury Notes (Identified Cost $51,138,760)		52,841,476

TOTAL U.S. TREASURY SECURITIES (Identified Cost $56,590,387)		58,521,944

U.S. GOVERNMENT AGENCIES - 10.04%
Mortgage-Backed Securities - 8.98%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	20,729	21,166
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	153,700	152,286
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	121,918	120,796
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	344,745	346,960
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	109,398	108,129
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	107,431	108,099
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	941,709	930,786
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	32,211	33,491

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	$5,068	$5,259
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	543,990	518,532
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,748,968	1,811,897
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	130,216	134,901
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	265,281	271,454
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	2,610	2,703
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	186,564	190,905
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	15,491	15,829
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	98,352	97,307
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	354,676	361,988
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	74,273	74,781
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	68,872	70,170
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	190,229	187,787
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	212,119	213,570
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	116,223	118,412
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	11,516	11,989
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	132,516	137,425
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	384,524	378,226
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	122,023	122,922
GNMA, Pool #365225, 9.00%, 11/15/2024	2,079	2,286
GNMA, Pool #398655, 6.50%, 5/15/2026	1,278	1,334
GNMA, Pool #452826, 9.00%, 1/15/2028	2,139	2,354
GNMA, Pool #460820, 6.00%, 6/15/2028	15,576	16,096
GNMA, Pool #458983, 6.00%, 1/15/2029	35,563	36,748
GNMA, Pool #530481, 8.00%, 8/15/2030	17,214	18,858
GNMA, Pool #577796, 6.00%, 1/15/2032	34,452	35,538
GNMA, Pool #631703, 6.50%, 9/15/2034	7,221	7,516
GNMA, Pool #003808, 6.00%, 1/20/2036	603,217	620,131
GNMA, Pool #651235, 6.50%, 2/15/2036	425,538	442,174
GNMA, Pool #003830, 5.50%, 3/20/2036	1,318,715	1,335,855
GNMA, Pool #671304, 5.50%, 6/15/2037	243,363	246,953

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
GNMA, Pool #671531, 5.50%, 9/15/2037	$263,899	$267,792
GNMA, Pool #671161, 5.50%, 11/15/2037	736,185	747,045

Total Mortgage-Backed Securities (Identified Cost $10,186,330)		10,328,450

Other Agencies - 1.06%
Fannie Mae, 5.25%, 1/15/2009	15,000	15,274
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,196,055

Total Other Agencies (Identified Cost $1,159,619)		1,211,329

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,345,949)		11,539,779

SHORT-TERM INVESTMENTS - 7.89%
Dreyfus Treasury Cash Management - Institutional Shares	4,074,034	4,074,034
Fannie Mae Discount Note, 5/12/2008	$5,000,000	4,996,516

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,070,987)		9,070,550

TOTAL INVESTMENTS - 98.65% (Identified Cost $111,333,911)		113,427,979

OTHER ASSETS, LESS LIABILITIES - 1.35%		1,550,043

NET ASSETS - 100%		$114,978,022

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $21,300, or 0.02%, of the Series’ net assets as of April 30, 2008. (see Note 2 to the financial statements).

3The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

4The coupon rate is a floating rate and is subject to change quarterly. The coupon rate is the rate as of April 30, 2008.

18	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $111,333,911) (Note 2)	$113,427,979
Foreign currency, at value (cost $47)	47
Interest receivable	813,246
Receivable for fund shares sold	737,362
Receivable for securities sold	296,931
Dividends receivable	25,007
Foreign tax reclaims receivable	6,640
Prepaid expenses	4,482

TOTAL ASSETS	115,311,694

LIABILITIES:

Accrued management fees (Note 3)	55,190
Accrued shareholder services fees (Class S) (Note 3)	18,397
Accrued fund accounting and transfer agent fees (Note 3)	6,763
Accrued directors’ fees (Note 3)	892
Accrued Chief Compliance Officer service fees (Note 3)	882
Payable for securities purchased	209,233
Payable for fund shares repurchased	21,744
Audit fees payable	19,270
Due to custodian	1,301

TOTAL LIABILITIES	333,672

TOTAL NET ASSETS	$114,978,022

NET ASSETS CONSIST OF:

Capital stock	$95,103
Additional paid-in-capital	112,080,675
Undistributed net investment income	1,000,364
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(292,567)
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	2,094,447

TOTAL NET ASSETS	$114,978,022

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($114,977,619/9,510,262 shares)	$12.09

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($403/40 shares)	$10.08

The accompanying notes are an integral part of the financial statements.	19

Statement of Operations - Pro-Blend® Conservative Term Series (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Interest	$1,683,089
Dividends (net of foreign tax withheld, $8,693)	319,542

Total Investment Income	2,002,631

EXPENSES:

Management fees (Note 3)	419,780
Fund accounting and transfer agent fees (Class S) (Note 3)	40,611
Shareholder services fees (Class S) (Note 3)	36,696
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	8,454
Miscellaneous	32,417

Total Expenses	546,561

NET INVESTMENT INCOME	1,456,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	(197,286)
Foreign currency and other assets and liabilities	373

(196,913)

Net change in unrealized appreciation on -
Investments	(1,311,293)
Foreign currency and other assets and liabilities	13

(1,311,280)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,508,193)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,123)

20	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,456,070	$2,420,534
Net realized gain (loss) on investments and foreign currency	(196,913)	3,892,329
Net change in unrealized appreciation on investments and foreign currency	(1,311,280)	505,331

Net increase (decrease) from operations	(52,123)	6,818,194

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,014,481)	(1,974,662)
From net realized gain on investments	(3,940,142)	(1,514,456)

Total distributions to shareholders	(5,954,623)	(3,489,118)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	10,417,970	35,447,246

Net increase in net assets	4,411,224	38,776,322

NET ASSETS:

Beginning of period	110,566,798	71,790,476

End of period (including undistributed net investment income of $1,000,364 and $1,558,775, respectively)	$114,978,022	$110,566,798

The accompanying notes are an integral part of the financial statements.	21

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.74	$12.35	$11.90	$11.54	$11.32	$10.95

Income from investment operations:
Net investment income	0.15	0.30	0.28	0.17	0.18	0.17
Net realized and unrealized gain (loss) on investments	(0.15)	0.65	0.69	0.46	0.48	0.45

Total from investment operations	—	0.95	0.97	0.63	0.66	0.62

Less distributions to shareholders:
From net investment income	(0.22)	(0.31)	(0.20)	(0.18)	(0.17)	(0.21)
From net realized gain on investments	(0.43)	(0.25)	(0.32)	(0.09)	(0.27)	(0.04)

Total distributions to shareholders	(0.65)	(0.56)	(0.52)	(0.27)	(0.44)	(0.25)

Net asset value - End of period	$12.09	$12.74	$12.35	$11.90	$11.54	$11.32

Net assets - End of period (000’s omitted)	$114,978	$110,567	$71,790	$45,899	$26,844	$19,991

Total return[1]	0.05%	7.95%	8.49%	5.49%	5.93%	5.75%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.96%[2]	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.55%[2]	2.73%	2.65%	1.81%	1.77%	1.90%
Portfolio turnover	37%	49%	48%	60%	25%	40%

*The investment advisor did not impose all or a portion of its management fee in some periods and in some periods paid a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	0.07%	0.21%	0.32%	0.82%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods.

2Annualized.

22	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

For the Period 3/28/08[1] to 4/30/08 (unaudited)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.05

Total from investment operations	0.08

Net asset value - End of period	$10.08

Net assets - End of period	$403

Total return[2]	0.80%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[3,4]
Net investment income	0.25%[3]
Portfolio turnover	37%

*The investment advisor reimbursed a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by 0.21%[3].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.

3Annualized.

4See Note 3 to the financial statements.

The accompanying notes are an integral part of the financial statements.	23

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008 except for Class I Actual which is from March 28, 2008* to April 30, 2008).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07-4/30/08[1]	Annualized Expense Ratio
Class S
Actual	$1,000.00	$962.50	$5.42	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%
Class I
Actual	$1,000.00	$1,030.00	$0.73	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

*Class I inception date was March 28, 2008.

1Expenses are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year (except for the Series’ Class I Actual return information, which reflects the 31 day period ended April 30, 2008 due to its inception date of March 28, 2008). The Series’ Class I total return would have been lower had certain expenses not been reimbursed during the period.

24

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2008

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Information Technology	14.36%
Health Care	11.72%
Consumer Discretionary	8.96%
Financials	7.34%
Industrials	6.15%
Consumer Staples	3.71%
Energy	2.22%
Materials	1.87%
Utilities	0.44%
Telecommunication Services	0.26%

4Including common stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Cisco Systems, Inc.	2.31%
Google, Inc. - Class A	1.79%
Automatic Data Processing, Inc.	1.70%
Southwest Airlines Co.	1.62%
Medtronic, Inc.	1.61%
Microsoft Corp.	1.48%
Novartis AG - ADR	1.46%
United Parcel Service, Inc. - Class B	1.44%
Wachovia Corp.	1.30%
Comcast Corp. - Class A	1.28%

5As a percentage of total investments.

25

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS - 53.41%

Consumer Discretionary - 8.24%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea) (Note 7)	5,000	$76,816
Tenneco, Inc.*	1,250	31,975

		108,791

Hotels, Restaurants & Leisure - 1.61%
Carnival Corp.	56,875	2,284,669
Club Mediterranee S.A.* (France) (Note 7)	2,590	135,871
International Game Technology	51,730	1,797,100

		4,217,640

Household Durables - 0.59%
Corporacion Geo S.A. de C.V. - Class B* (Mexico) (Note 7)	12,430	46,343
Fortune Brands, Inc.	20,000	1,352,400
KB Home	1,410	31,725
LG Electronics, Inc. (South Korea) (Note 7)	750	117,094

		1,547,562

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan) (Note 7)	500	30,057

Media - 3.43%
Charter Communications, Inc. - Class A*	474,000	507,180
Comcast Corp. - Class A*	162,523	3,339,848
The E.W. Scripps Co. - Class A	44,550	2,000,740
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	3,160	77,989
Impresa S.A. (SGPS)* (Portugal) (Note 7)	8,330	19,378
Mediacom Communications Corp. - Class A*	23,650	101,458
Mediaset S.p.A. (Italy) (Note 7)	3,735	34,202
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	1,384	70,030
Societe Television Francaise 1 (France) (Note 7)	5,030	106,963
Time Warner, Inc.	179,375	2,663,719
Wolters Kluwer N.V. (Netherlands) (Note 7)	1,995	53,762

		8,975,269

Mulitline Retail - 0.04%
Hyundai Department Store Co. Ltd. (South Korea) (Note 7)	270	28,551
Lotte Shopping Co. Ltd. (South Korea) (Note 7)	80	29,210
PPR (France) (Note 7)	325	42,654

		100,415

26	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 2.48%
The Home Depot, Inc.	84,140	$2,423,232
KOMERI Co. Ltd. (Japan) (Note 7)	1,600	42,320
Limited Brands, Inc.	78,230	1,448,820
Lowe’s Companies, Inc.	100,010	2,519,252
Tractor Supply Co.*	895	31,826
Valora Holding AG (Switzerland) (Note 7)	150	37,648

		6,503,098

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany) (Note 7)	810	51,864
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	480	55,023

		106,887

Total Consumer Discretionary		21,589,719

Consumer Staples - 3.65%
Beverages - 0.04%
Diageo plc (United Kingdom) (Note 7)	1,980	40,664
Kirin Holdings Co. Ltd. (Japan) (Note 7)	3,400	60,498

		101,162

Food & Staples Retailing - 0.15%
Carrefour S.A. (France) (Note 7)	1,900	134,174
Casino Guichard-Perrachon S.A. (France) (Note 7)	560	70,751
The Great Atlantic & Pacific Tea Co., Inc.*	2,420	66,598
Tesco plc (United Kingdom) (Note 7)	12,175	103,841
United Natural Foods, Inc.*	1,450	28,710

		404,074

Food Products - 2.54%
Cadbury Schweppes plc (United Kingdom) (Note 7)	15,685	181,800
Dean Foods Co.	56,170	1,305,391
Groupe Danone (France) (Note 7)	1,470	130,454
Nestle S.A. (Switzerland) (Note 7)	3,730	1,789,565
Pilgrim’s Pride Corp.	1,940	46,890
Suedzucker AG (Germany) (Note 7)	1,710	38,819
Unilever plc - ADR (United Kingdom) (Note 7)	94,454	3,172,710

		6,665,629

The accompanying notes are an integral part of the financial statements.	27

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Household Products - 0.04%
Kao Corp. (Japan) (Note 7)	700	$18,919
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	1,430	83,527

		102,446

Personal Products - 0.88%
Clarins S.A. (France) (Note 7)	2,358	156,098
The Estee Lauder Companies, Inc. - Class A	43,750	1,995,437
L’Oreal S.A. (France) (Note 7)	790	94,000
Natura Cosmeticos S.A. (Brazil) (Note 7)	4,240	48,991

		2,294,526

Total Consumer Staples		9,567,837

Energy - 2.08%
Energy Equipment & Services - 1.91%
Baker Hughes, Inc.	27,465	2,221,369
Calfrac Well Services Ltd. (Canada) (Note 7)	5,410	131,166
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	1,030	260,262
Trican Well Service Ltd. (Canada) (Note 7)	6,430	144,911
Weatherford International Ltd.*	27,950	2,254,726

		5,012,434

Oil, Gas & Consumable Fuels - 0.17%
BP plc (United Kingdom) (Note 7)	4,640	56,364
Edge Petroleum Corp.*	11,170	58,307
Eni S.p.A. (Italy) (Note 7)	2,745	106,030
Evergreen Energy, Inc.*	3,465	5,094
Forest Oil Corp.*	850	50,090
Mariner Energy, Inc.*	691	19,044
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	1,622	64,978
Total S.A. (France) (Note 7)	820	69,058

		428,965

Total Energy		5,441,399

Financials - 6.42%
Capital Markets - 0.90%
Bank of New York Mellon Corp.[1]	2,490	108,390
Daiwa Securities Group, Inc. (Japan) (Note 7)	2,000	19,833
Franklin Resources, Inc.	1,005	95,626
Macquarie Group Ltd. (Australia) (Note 7)	1,045	62,516
Merrill Lynch & Co., Inc.	3,035	151,234

28	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Morgan Stanley	2,010	$97,686
SEI Investments Co.	78,810	1,833,909

		2,369,194

Commercial Banks - 3.60%
Aareal Bank AG (Germany) (Note 7)	3,310	124,185
The Bancorp, Inc.*	7,580	83,835
BNP Paribas (France) (Note 7)	480	51,898
Boston Private Financial Holdings, Inc.	4,160	38,688
The Chugoku Bank Ltd. (Japan) (Note 7)	2,800	42,120
Commerzbank AG (Germany) (Note 7)	1,625	59,216
Credit Agricole S.A. (France) (Note 7)	1,005	33,971
The Hachijuni Bank Ltd. (Japan) (Note 7)	4,800	31,671
Hana Financial Group, Inc. (South Korea) (Note 7)	850	38,455
HSBC Holdings plc (United Kingdom) (Note 7)	5,360	93,722
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	1,505	130,619
Huntington Bancshares, Inc.	3,820	35,870
KeyCorp	1,385	33,420
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	2,800	30,809
PNC Financial Services Group, Inc.	30,780	2,134,593
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	27,170	186,359
Societe Generale (France) (Note 7)	325	38,138
Societe Generale - ADR (France) (Note 7)	3,890	91,039
Societe Generale - New shares (France) (Note 7)	81	9,384
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	4,800	43,166
SunTrust Banks, Inc.	720	40,140
TCF Financial Corp.	7,670	133,458
U.S. Bancorp	66,602	2,257,142
UniCredito Italiano S.p.A. (Italy) (Note 7)	11,610	88,458
Wachovia Corp.	116,046	3,382,741
Webster Financial Corp.	1,740	45,327
Wells Fargo & Co.	2,370	70,507
Wilmington Trust Corp.	2,920	96,010

		9,444,941

The accompanying notes are an integral part of the financial statements.	29

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Consumer Finance - 0.33%
American Express Co.	15,080	$724,142
Capital One Financial Corp.	2,395	126,935

		851,077

Diversified Financial Services - 0.91%
Bank of America Corp.	46,620	1,750,115
Citigroup, Inc.	6,945	175,500
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	1,665	100,499
ING Groep N.V. (Netherlands) (Note 7)	1,285	49,174
JPMorgan Chase & Co.	4,630	220,619
Moody’s Corp.	2,630	97,205

		2,393,112

Insurance - 0.56%
Allianz SE (Germany) (Note 7)	1,670	340,576
American International Group, Inc.	2,860	132,132
Axa (France) (Note 7)	1,260	47,027
First American Corp.	2,060	67,568
LandAmerica Financial Group, Inc.	3,160	90,692
Muenchener Rueckver AG (Germany) (Note 7)	765	148,105
Philadelphia Consolidated Holding Corp.*	3,130	115,434
Principal Financial Group, Inc.	1,925	103,295
The Progressive Corp.	8,360	152,068
Torchmark Corp.	1,840	119,122
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	4,145	144,039

		1,460,058

Real Estate Investment Trusts (REITS) - 0.04%
Alstria Office REIT AG* (Germany) (Note 7)	5,200	100,673

Real Estate Management & Development - 0.04%
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	7,860	103,353

Thrifts & Mortgage Finance - 0.04%
First Niagara Financial Group, Inc.	2,490	35,931
Flagstar Bancorp, Inc.	7,650	46,818
IndyMac Bancorp, Inc.	9,160	29,770

		112,519

Total Financials		16,834,927

30	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care - 11.38%
Biotechnology - 1.28%
Amgen, Inc.*	39,825	$1,667,473
Applera Corp. - Celera Group*	20,470	273,889
Crucell NV - ADR* (Netherlands) (Note 7)	7,170	133,577
Genzyme Corp.*	15,570	1,095,349
Medarex, Inc.*	10,920	78,296
Monogram Biosciences, Inc.*	73,795	81,175
Senomyx, Inc.*	5,220	31,320

		3,361,079

Health Care Equipment & Supplies - 3.51%
Abaxis, Inc.*	4,120	104,978
Advanced Medical Optics, Inc.*	7,000	147,000
Alsius Corp.*[3]	25,695	23,125
AtriCure, Inc.*	6,100	81,496
Beckman Coulter, Inc.	2,660	181,678
Carl Zeiss Meditec AG (Germany) (Note 7)	10,240	149,645
The Cooper Companies, Inc.	41,404	1,449,140
Covidien Ltd. (Bermuda) (Note 7)	6,910	322,628
Dexcom, Inc.*	15,750	121,275
Edwards Lifesciences Corp.*	1,725	95,599
ev3, Inc.*	47,415	394,019
Gen-Probe, Inc.*	3,000	169,080
Hansen Medical, Inc.*	2,490	43,450
Inverness Medical Innovations, Inc.*	9,060	335,220
Medtronic, Inc.	86,439	4,207,851
Micrus Endovascular Corp.*	6,235	70,954
Nobel Biocare Holding AG (Switzerland) (Note 7)	1,950	70,628
OraSure Technologies, Inc.*	22,240	143,670
ResMed, Inc.*	1,685	72,657
Sirona Dental Systems, Inc.*	9,240	247,355
SonoSite, Inc.*	4,610	147,013
STAAR Surgical Co.*	26,740	62,839
Straumann Holding AG (Switzerland) (Note 7)	420	112,511
Synthes, Inc. (Switzerland) (Note 7)	2,160	297,758
Thoratec Corp.*	8,860	141,671

		9,193,240

Health Care Providers & Services - 0.97%
Diagnosticos da America S.A. (Brazil) (Note 7)	13,930	316,877
Quest Diagnostics, Inc.	36,240	1,818,523
Sonic Healthcare Ltd. (Australia) (Note 7)	17,680	254,332

The accompanying notes are an integral part of the financial statements.	31

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.*	24,330	$155,712

		2,545,444

Health Care Technology - 0.91%
Cerner Corp.*	44,030	2,037,268
Eclipsys Corp.*	16,523	343,183

		2,380,451

Life Sciences Tools & Services - 1.98%
Affymetrix, Inc.*	47,000	512,770
Caliper Life Sciences, Inc.*	54,758	199,867
Exelixis, Inc.*	24,730	188,195
Lonza Group AG (Switzerland) (Note 7)	860	117,556
Luminex Corp.*	13,980	272,750
Millipore Corp.*	21,170	1,484,017
PerkinElmer, Inc.	88,689	2,355,580
QIAGEN N.V.* (Netherlands) (Note 7)	2,420	53,748

		5,184,483

Pharmaceuticals - 2.73%
AstraZeneca plc (United Kingdom) (Note 7)	240	10,154
AstraZeneca plc - ADR (United Kingdom) (Note 7)	790	33,164
Barr Pharmaceuticals, Inc.*	3,000	150,690
GlaxoSmithKline plc (United Kingdom) (Note 7)	1,950	43,459
Johnson & Johnson	43,560	2,922,440
Novartis AG - ADR (Switzerland) (Note 7)	75,740	3,811,994
Sanofi-Aventis (France) (Note 7)	390	30,537
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,900	46,965
Shire plc (United Kingdom) (Note 7)	3,905	72,706
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	700	36,963

		7,159,072

Total Health Care		29,823,769

Industrials - 5.45%
Aerospace & Defense - 0.06%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	3,850	160,468

Air Freight & Logistics - 2.27%
Deutsche Post AG (Germany) (Note 7)	1,430	44,765

32	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
FedEx Corp.	21,170	$2,029,568
TNT N.V. (Netherlands) (Note 7)	3,200	124,655
United Parcel Service, Inc. - Class B	51,710	3,744,321

		5,943,309

Airlines - 2.08%
AirTran Holdings, Inc.*	6,430	21,926
AMR Corp.*	580	5,087
Continental Airlines, Inc. - Class B*	1,515	27,240
Deutsche Lufthansa AG (Germany) (Note 7)	3,875	102,790
JetBlue Airways Corp.*	209,716	1,056,969
Southwest Airlines Co.	319,480	4,229,915

		5,443,927

Building Products - 0.03%
Owens Corning, Inc.*	4,520	95,417

Commercial Services & Supplies - 0.05%
Pitney Bowes, Inc.	3,600	129,996

Electrical Equipment - 0.02%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	2,135	65,480

Industrial Conglomerates - 0.89%
3M Co.	27,396	2,106,752
Siemens AG (Germany) (Note 7)	1,540	182,615
Sonae Capital* (Portugal) (Note 7)	2,074	5,084
Sonae S.A. (SGPS) (Portugal) (Note 7)	16,575	29,631

		2,324,082

Machinery - 0.05%
FANUC Ltd. (Japan) (Note 7)	400	42,051
FreightCar America, Inc.	1,150	44,160
Schindler Holding AG (Switzerland) (Note 7)	635	51,706

		137,917

Total Industrials		14,300,596

Information Technology - 13.94%
Communications Equipment - 3.33%
BigBand Networks, Inc.*	31,610	232,650
Blue Coat Systems, Inc.*	8,290	175,002
Cisco Systems, Inc.*	234,501	6,012,606
Harris Stratex Networks, Inc. - Class A*	8,630	81,899
Juniper Networks, Inc.*	74,787	2,065,617

The accompanying notes are an integral part of the financial statements.	33

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Riverbed Technology, Inc.*	12,550	$171,558

		8,739,332

Computers & Peripherals - 0.87%
EMC Corp.*	137,860	2,123,044
Rackable Systems, Inc.*	14,880	163,680

		2,286,724

Electronic Equipment & Instruments - 0.08%
KEYENCE Corp. (Japan) (Note 7)	110	27,995
LoJack Corp.*	12,045	119,125
Samsung SDI Co. Ltd. (South Korea) (Note 7)	720	55,666

		202,786

Internet Software & Services - 1.84%
Google, Inc. - Class A*	8,130	4,668,978
Online Resources Corp.*	16,710	168,938

		4,837,916

IT Services - 2.77%
Atos Origin S.A.* (France) (Note 7)	920	56,609
Automatic Data Processing, Inc.	100,058	4,422,564
Gevity HR, Inc.	27,280	186,050
Paychex, Inc.	1,440	52,373
RightNow Technologies, Inc.*	5,925	70,922
Western Union Co.	107,055	2,462,265

		7,250,783

Office Electronics - 0.01%
Boewe Systec AG (Germany) (Note 7)	530	20,166

Semiconductors & Semiconductor Equipment - 0.13%
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	1,400	37,430
Netlogic Microsystems, Inc.*	7,760	254,450
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan) (Note 7)	5,234	58,830

		350,710

Software - 4.91%
Amdocs Ltd.* (Guernsey) (Note 7)	8,755	274,732
Autodesk, Inc.*	44,300	1,683,400
Electronic Arts, Inc.*	36,800	1,894,096
Microsoft Corp.	135,280	3,858,186

34	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Misys plc (United Kingdom) (Note 7)	11,500	$35,838
Salesforce.com, Inc.*	16,490	1,100,378
SAP AG (Germany) (Note 7)	1,370	70,030
SAP AG - ADR (Germany) (Note 7)	40,280	2,023,264
Sonic Solutions*	21,490	197,493
Square Enix Co. Ltd. (Japan) (Note 7)	1,500	48,908
TIBCO Software, Inc.*	155,415	1,192,033
UbiSoft Entertainment S.A.* (France) (Note 7)	2,420	244,082
Utimaco Safeware AG (Germany) (Note 7)	17,130	243,381

		12,865,821

Total Information Technology		36,554,238

Materials - 1.82%
Chemicals - 0.13%
Arkema* (France) (Note 7)	20	1,159
Bayer AG (Germany) (Note 7)	2,545	217,193
Calgon Carbon Corp.*	6,025	85,856
The Scotts Miracle-Gro Co. - Class A	1,170	38,774
Tronox, Inc. - Class A	534	1,709

		344,691

Containers & Packaging - 0.01%
Bemis Co., Inc.	1,570	41,291

Paper & Forest Products - 1.68%
Louisiana-Pacific Corp.	115,540	1,329,865
Norbord, Inc. (Canada) (Note 7)	25,800	141,454
Weyerhaeuser Co.	45,810	2,926,343

		4,397,662

Total Materials		4,783,644

Telecommunication Services - 0.26%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France) (Note 7)	2,570	80,893
Swisscom AG - ADR (Switzerland) (Note 7)	1,795	63,766
Telus Corp. (Canada) (Note 7)	810	35,923

		180,582

Wireless Telecommunication Services - 0.19%
Hutchison Telecommunications International Ltd. (Hong Kong) (Note 7)	34,820	48,971
Hutchison Telecommunications International Ltd. - ADR (Hong Kong) (Note 7)	9,170	193,028

The accompanying notes are an integral part of the financial statements.	35

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	11,220	$253,235

		495,234

Total Telecommunication Services		675,816

Utilities - 0.17%
Electric Utilities - 0.07%
E.ON AG (Germany) (Note 7)	890	182,032

Multi-Utilities - 0.05%
National Grid plc (United Kingdom) (Note 7)	4,850	67,545
Suez S.A. (France) (Note 7)	1,005	71,395

		138,940

Water Utilities - 0.05%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	2,622	66,761
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	3,710	61,621

		128,382

Total Utilities		449,354

TOTAL COMMON STOCKS (Identified Cost $137,675,059)		140,021,299

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,086)	10,455	8,887

CORPORATE BONDS - 3.32%
Convertible Corporate Bonds - 0.58%
Consumer Discretionary - 0.14%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$175,000	191,187

Media - 0.07%
Charter Communications, Inc., 6.50%, 10/1/2027	342,000	169,290

Total Consumer Discretionary		360,477

Health Care - 0.17%
Biotechnology - 0.13%
Amgen, Inc., 0.375%, 2/1/2013	400,000	342,500

36	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Health Care Equipment & Supplies - 0.04%
Medtronic, Inc., 1.625%, 4/15/2013	$90,000	$93,150

Total Health Care		435,650

Industrials - 0.07%
Airlines - 0.07%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	197,775

Information Technology - 0.20%
Computers & Peripherals - 0.10%
EMC Corp., 1.75%, 12/1/2013	215,000	257,462

Software - 0.10%
Amdocs Ltd., 0.50%, 3/15/2024	270,000	267,638

Total Information Technology		525,100

Total Convertible Corporate Bonds (Identified Cost $1,831,879)		1,519,002

Non-Convertible Corporate Bonds - 2.74%
Consumer Discretionary - 0.54%
Automobiles - 0.09%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	240,000	238,132

Hotels, Restaurants & Leisure - 0.10%
McDonald’s Corp., 5.80%, 10/15/2017	255,000	266,876

Media - 0.26%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	190,000	203,885
Comcast Corp., 6.50%, 11/15/2035	280,000	279,601
The Walt Disney Co., 7.00%, 3/1/2032	160,000	182,122

		665,608

Multiline Retail - 0.05%
Target Corp., 5.875%, 3/1/2012	135,000	140,905

Specialty Retail - 0.04%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	100,000	108,325

Total Consumer Discretionary		1,419,846

Consumer Staples - 0.04%
Food & Staples Retailing - 0.04%
The Kroger Co., 7.25%, 6/1/2009	55,000	56,200
The Kroger Co., 6.80%, 4/1/2011	55,000	57,827

Total Consumer Staples		114,027

The accompanying notes are an integral part of the financial statements.	37

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.14%
Oil, Gas & Consumable Fuels - 0.14%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	$90,000	$92,557
Arch Western Finance LLC, 6.75%, 7/1/2013	260,000	264,550

Total Energy		357,107

Financials - 0.88%
Capital Markets - 0.31%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	320,000	288,506
Lehman Brothers Holdings, Inc., 3.17%, 11/16/2009[4]	80,000	76,620
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	120,000	117,882
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	110,000	92,788
Morgan Stanley, 5.55%, 4/27/2017	252,000	240,525

		816,321

Commercial Banks - 0.35%
PNC Bank National Association, 5.25%, 1/15/2017	390,000	359,917
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	334,579
Wachovia Corp., 5.25%, 8/1/2014	230,000	227,627

		922,123

Diversified Financial Services - 0.08%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	240,000	202,040

Insurance - 0.14%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	425,000	244,352
American International Group, Inc., 4.25%, 5/15/2013	125,000	121,171

		365,523

Total Financials		2,306,007

Health Care - 0.11%
Pharmaceuticals - 0.11%
Abbott Laboratories, 3.50%, 2/17/2009	90,000	89,905
Wyeth, 6.50%, 2/1/2034	200,000	209,230

Total Health Care		299,135

38	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 0.59%
Aerospace & Defense - 0.03%
Boeing Capital Corp., 6.50%, 2/15/2012	$80,000	$85,855

Air Freight & Logistics - 0.03%
FedEx Corp., 3.50%, 4/1/2009	90,000	89,751

Airlines - 0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	190,000	178,499

Industrial Conglomerates - 0.22%
General Electric Capital Corp., 6.75%, 3/15/2032	200,000	211,781
General Electric Co., 5.25%, 12/6/2017	370,000	368,219

		580,000

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	121,370

Road & Rail - 0.19%
CSX Corp., 6.00%, 10/1/2036	350,000	308,221
Union Pacific Corp., 5.65%, 5/1/2017	180,000	181,132

		489,353

Total Industrials		1,544,828

Information Technology - 0.14%
Communications Equipment - 0.14%
Cisco Systems, Inc., 5.50%, 2/22/2016	120,000	124,296
Corning, Inc., 6.20%, 3/15/2016	230,000	238,573

Total Information Technology		362,869

Materials - 0.04%
Metals & Mining - 0.04%
Alcoa, Inc., 5.87%, 2/23/2022	105,000	99,846

Utilities - 0.26%
Electric Utilities - 0.24%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	80,000	85,200
American Electric Power Co., Inc., 5.375%, 3/15/2010	235,000	238,937
Exelon Generation Co. LLC, 5.35%, 1/15/2014	315,000	306,531

		630,668

The accompanying notes are an integral part of the financial statements.	39

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	$50,000	$54,616

Total Utilities		685,284

Total Non-Convertible Corporate Bonds (Identified Cost $7,386,353)		7,188,949

TOTAL CORPORATE BONDS (Identified Cost $9,218,232)		8,707,951

U.S. TREASURY SECURITIES - 14.81%
U.S. Treasury Bonds - 7.57%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $17,978,478)	17,575,000	19,852,878

U.S. Treasury Notes - 7.24%
U.S. Treasury Note, 4.50%, 11/15/2010 (Identified Cost $17,865,790)	18,000,000	18,980,154

TOTAL U.S. TREASURY SECURITIES (Identified Cost $35,844,268)		38,833,032

U.S. GOVERNMENT AGENCIES - 10.16%
Mortgage-Backed Securities - 6.55%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	119,511	122,407
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	270,824	268,333
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	457,985	452,673
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	25,669	25,834
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	731,688	736,389
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	129,254	134,147
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,649,760	3,478,952
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	186,426	193,134
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	746,245	773,096
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,602,070	1,639,347
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	103,269	105,527
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	703,007	695,531
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	500,454	503,876
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	198,607	199,965
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	491,345	500,602

40	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	$1,134,613	$1,120,051
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,303,579	1,312,493
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	693,674	706,743
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	76,772	79,929
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	970,382	1,006,331
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,328,999	2,290,852
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	736,943	742,375
GNMA, Pool #286310, 9.00%, 2/15/2020	1,850	2,027
GNMA, Pool #288873, 9.50%, 8/15/2020	127	142
GNMA, Pool #550290, 6.50%, 8/15/2031	68,503	71,579

Total Mortgage-Backed Securities (Identified Cost $16,910,127)		17,162,335

Other Agencies - 3.61%
Fannie Mae, 5.25%, 1/15/2009	5,000	5,092
Fannie Mae, 6.375%, 6/15/2009	10,000	10,413
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,463,061

Total Other Agencies (Identified Cost $9,076,148)		9,478,566

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $25,986,275)		26,640,901

SHORT-TERM INVESTMENTS - 17.75%
Dreyfus Treasury Cash Management - Institutional Shares	10,548,475	10,548,475
Fannie Mae Discount Note, 5/12/2008	$18,000,000	17,987,631
Federal Home Loan Bank Discount Note, 5/12/2008	18,000,000	17,987,015

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $46,522,735)		46,523,121

TOTAL INVESTMENTS - 99.45% (Identified Cost $255,251,655)		260,735,191

OTHER ASSETS, LESS LIABILITIES - 0.55%		1,438,067

NET ASSETS - 100%		$262,173,258

The accompanying notes are an integral part of the financial statements.	41

Investment Portfolio - April 30, 2008 (unaudited)

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $85,200, or 0.03%, of the Series’ net assets as of April 30, 2008, (see Note 2 to the financial statements).

3The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

4The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of April 30, 2008.

42	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $255,251,655) (Note 2)	$260,735,191
Foreign currency, at value (cost $182)	182
Receivable for securities sold	1,393,916
Interest receivable	951,690
Receivable for fund shares sold	396,967
Dividends receivable	124,745
Foreign tax reclaims receivable	62,084
Prepaid expenses	5,854

TOTAL ASSETS	263,670,629

LIABILITIES:

Accrued management fees (Note 3)	158,113
Accrued shareholder services fees - (Class S) (Note 3)	52,704
Accrued fund accounting and transfer agent fees (Note 3)	13,358
Accrued director’s fees (Note 3)	889
Accrued Chief Compliance Officer service fees (Note 3)	882
Payable for securities purchased	1,180,229
Payable for fund shares repurchased	62,909
Audit fees payable	21,139
Due to custodian	7,148

TOTAL LIABILITIES	1,497,371

TOTAL NET ASSETS	$262,173,258

NET ASSETS CONSIST OF:

Capital stock	$210,328
Additional paid-in-capital	257,566,495
Undistributed net investment income	2,150,467
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(3,245,096)
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	5,491,064

TOTAL NET ASSETS	$262,173,258

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($262,172,846/21,032,747 shares)	$12.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($412/40 shares)	$10.30

The accompanying notes are an integral part of the financial statements.	43

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Interest	$3,250,846
Dividends (net of foreign tax withheld, $59,454)	1,626,132

Total Investment Income	4,876,978

EXPENSES:

Management fees (Note 3)	1,523,842
Shareholder services fees (Class S) (Note 3)	105,002
Fund accounting and transfer agent fees (Note 3)	104,355
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	16,558
Miscellaneous	38,921

Total Expenses	1,797,281

NET INVESTMENT INCOME	3,079,697

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	(2,718,352)
Foreign currency and other assets and liabilities	1,743

(2,716,609)

Net change in unrealized appreciation on -
Investments	(16,896,698)
Foreign currency and other assets and liabilities	4,148

(16,892,550)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(19,609,159)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,529,462)

44	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,079,697	$6,244,760
Net realized gain (loss) on investments and foreign currency	(2,716,609)	27,548,500
Net change in unrealized appreciation on investments and foreign currency	(16,892,550)	1,135,497

Net increase (decrease) from operations	(16,529,462)	34,928,757

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,920,139)	(5,170,958)
From net realized gain on investments	(27,806,987)	(12,523,112)

Total distributions to shareholders	(32,727,126)	(17,694,070)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(67,955,511)	65,054,580

Net increase (decrease) in net assets	(117,212,099)	82,289,267

NET ASSETS:

Beginning of period	379,385,357	297,096,090

End of period (including undistributed net investment income of $2,150,467 and $3,990,909 respectively)	$262,173,258	$379,385,357

The accompanying notes are an integral part of the financial statements.	45

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.18	$13.55	$12.75	$11.81	$11.07	$10.05

Income (loss) from investment operations:
Net investment income	0.13	0.24	0.20	0.11	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.65)	1.19	1.36	1.16	0.85	1.08

Total from investment operations	(0.52)	1.43	1.56	1.27	0.96	1.18

Less distributions to shareholders:
From net investment income	(0.18)	(0.23)	(0.14)	(0.11)	(0.10)	(0.16)
From net realized gain on investments	(1.02)	(0.57)	(0.62)	(0.22)	(0.12)	—

Total distributions to shareholders	(1.20)	(0.80)	(0.76)	(0.33)	(0.22)	(0.16)

Net asset value - End of period	$12.46	$14.18	$13.55	$12.75	$11.81	$11.07

Net assets - End of period (000’s omitted)	$262,173	$379,385	$297,096	$191,022	$95,756	$69,393

Total return[1]	(3.75%)	10.91%	12.88%	10.94%	8.76%	11.87%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[2]	1.11%	1.16%	1.20%	1.20%	1.20%
Net investment income	1.90%[2]	1.86%	1.75%	1.09%	1.00%	1.05%
Portfolio turnover	33%	78%	72%	77%	42%	60%

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	0.01%	0.08%	0.13%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods.

2Annualized.

46	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

For the Period 3/28/08[1] to 4/30/08 (unaudited)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.27

Total from investment operations	0.30

Net asset value - End of period	$10.30

Net assets - End of period	$412

Total return[2]	3.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3,4]
Net investment income	2.89%[3]
Portfolio turnover	33%

*The investment advisor reimbursed a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by 0.06%[3].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.

3Annualized.

4See Note 3 to the financial statements.

The accompanying notes are an integral part of the financial statements.	47

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008 except for Class I Actual which is from March 28, 2008* to April 30, 2008).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07-4/30/08[1]	Annualized Expense Ratio
Class S
Actual	$1,000.00	$945.40	$5.32	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,037.00	$0.73	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

*Class I inception date was March 28, 2008.

1Expenses are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year (except for the Series’ Class I Actual return information, which reflects the 31 day period ended April 30, 2008 due to its inception date of March 28, 2008).

48

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2008

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Information Technology	17.81%
Health Care	14.32%
Consumer Discretionary	11.10%
Financials	8.97%
Industrials	7.02%
Consumer Staples	4.79%
Energy	2.90%
Materials	2.08%
Utilities	0.57%
Telecommunication Services	0.25%

4Including common stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Cisco Systems, Inc.	2.98%
Automatic Data Processing, Inc.	2.21%
Medtronic, Inc.	2.12%
Southwest Airlines Co.	2.01%
Google, Inc. - Class A	1.97%
Microsoft Corp.	1.90%
Novartis AG - ADR (Switzerland)	1.89%
United Parcel Service, Inc. - Class B	1.89%
Unilever plc - ADR (United Kingdom)	1.67%
Comcast Corp. - Class A	1.60%

5As a percentage of total investments.

49

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS - 67.92%

Consumer Discretionary - 10.62%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea) (Note 7)	15,560	$239,050
Tenneco, Inc.*	4,050	103,599

		342,649

Hotels, Restaurants & Leisure - 1.97%
Carnival Corp.	144,785	5,816,013
Club Mediterranee S.A.* (France) (Note 7)	5,750	301,644
International Game Technology	132,430	4,600,618

		10,718,275

Household Durables - 0.42%
Corporacion Geo S.A. de C.V. - Class B* (Mexico) (Note 7)	38,100	142,048
Fortune Brands, Inc.	24,500	1,656,690
KB Home	4,320	97,200
LG Electronics, Inc. (South Korea) (Note 7)	2,410	376,262

		2,272,200

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan) (Note 7)	1,400	84,159

Media - 4.76%
Acme Communications, Inc.	20,450	35,787
Charter Communications, Inc. - Class A*	1,463,790	1,566,255
Comcast Corp - Class A*	434,184	8,922,481
The E.W. Scripps Co. - Class A	125,645	5,642,717
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	9,660	238,409
Impresa S.A. (SGPS)* (Portugal) (Note 7)	32,800	76,304
Mediacom Communications Corp. - Class A*	72,740	312,055
Mediaset S.p.A. (Italy) (Note 7)	11,825	108,282
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	7,379	373,377
Societe Television Francaise 1 (France) (Note 7)	15,330	325,992
Time Warner, Inc.	551,580	8,190,963
Wolters Kluwer N.V. (Netherlands) (Note 7)	7,425	200,090

		25,992,712

Multiline Retail - 0.03%
PPR (France) (Note 7)	1,200	157,492

Specialty Retail - 3.30%
The Home Depot, Inc.	232,460	6,694,848
KOMERI Co. Ltd. (Japan) (Note 7)	3,900	103,155
Limited Brands, Inc.	221,010	4,093,105
Lowe’s Companies, Inc.	274,360	6,911,128

50	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Tractor Supply Co.*	2,880	$102,413
Valora Holding AG (Switzerland) (Note 7)	450	112,945

		18,017,594

Textiles, Apparel & Luxury Goods - 0.06%
Adidas AG (Germany) (Note 7)	2,580	165,195
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,575	180,544

		345,739

Total Consumer Discretionary		57,930,820

Consumer Staples - 4.85%
Beverages - 0.07%
Diageo plc (United Kingdom) (Note 7)	8,825	181,241
Kirin Holdings Co. Ltd. (Japan) (Note 7)	12,000	213,523

		394,764

Food & Staples Retailing - 0.15%
Casino Guichard-Perrachon S.A. (France) (Note 7)	1,710	216,043
The Great Atlantic & Pacific Tea Co., Inc.*	6,750	185,760
Tesco plc (United Kingdom) (Note 7)	36,650	312,588
United Natural Foods, Inc.*	4,380	86,724

		801,115

Food Products - 3.55%
Cadbury Schweppes plc (United Kingdom) (Note 7)	41,500	481,014
Dean Foods Co.	174,330	4,051,429
Groupe Danone (France) (Note 7)	4,100	363,853
Nestle S.A. (Switzerland) (Note 7)	10,225	4,905,710
Pilgrim’s Pride Corp.	5,400	130,518
Suedzucker AG (Germany) (Note 7)	4,250	96,481
Unilever plc - ADR (United Kingdom) (Note 7)	277,608	9,324,853

		19,353,858

Household Products - 0.06%
Kao Corp. (Japan) (Note 7)	3,000	81,081
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	4,125	240,944

		322,025

Personal Products - 1.02%
Clarins S.A. (France) (Note 7)	4,710	311,799

The accompanying notes are an integral part of the financial statements.	51

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
The Estee Lauder Companies, Inc. - Class A	112,620	$5,136,598
L’Oreal S.A. (France) (Note 7)	1,270	151,114

		5,599,511

Total Consumer Staples		26,471,273

Energy - 2.82%
Energy Equipment & Services - 2.55%
Baker Hughes, Inc.	76,850	6,215,628
Calfrac Well Services Ltd. (Canada) (Note 7)	16,720	405,379
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	985	248,891
Trican Well Service Ltd. (Canada) (Note 7)	19,680	443,523
Weatherford International Ltd.*	81,980	6,613,327

		13,926,748

Oil, Gas & Consumable Fuels - 0.27%
BP plc (United Kingdom) (Note 7)	13,825	167,937
Edge Petroleum Corp.*	34,180	178,420
Eni S.p.A. (Italy) (Note 7)	10,575	408,477
Evergreen Energy, Inc.*	10,975	16,133
Forest Oil Corp.*	3,200	188,576
Mariner Energy, Inc.*	2,589	71,353
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	4,679	187,443
Total S.A. (France) (Note 7)	2,700	227,385

		1,445,724

Total Energy		15,372,472

Financials - 8.26%
Capital Markets - 1.21%
Bank of New York Mellon Corp.[1]	7,400	322,122
Daiwa Securities Group, Inc. (Japan) (Note 7)	6,000	59,498
Franklin Resources, Inc.	2,335	222,175
Macquarie Group Ltd. (Australia) (Note 7)	3,275	195,924
Merrill Lynch & Co., Inc.	8,185	407,859
Morgan Stanley	6,585	320,031
SEI Investments Co.	218,320	5,080,306

		6,607,915

Commercial Banks - 4.76%
Aareal Bank AG (Germany) (Note 7)	10,265	385,124
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7)	10,950	37,484

52	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Banca Monte dei Paschi di Siena S.p.A. - Rights (Italy) (Note 7)	10,950	$7,659
The Bancorp, Inc.*	23,370	258,472
BNP Paribas (France) (Note 7)	1,550	167,587
Boston Private Financial Holdings, Inc.	13,125	122,062
The Chugoku Bank Ltd. (Japan) (Note 7)	10,000	150,428
Commerzbank AG (Germany) (Note 7)	4,775	174,005
Credit Agricole S.A. (France) (Note 7)	3,800	128,449
The Hachijuni Bank Ltd. (Japan) (Note 7)	18,000	118,765
HSBC Holdings plc (United Kingdom) (Note 7)	16,350	285,887
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	4,710	408,781
Huntington Bancshares, Inc.	11,850	111,271
Intesa Sanpaolo (Italy) (Note 7)	9,422	70,648
KeyCorp	2,075	50,070
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	12,000	132,038
PNC Financial Services Group, Inc.	86,000	5,964,100
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	79,965	548,479
Societe Generale (France) (Note 7)	805	94,465
Societe Generale - ADR (France) (Note 7)	12,015	281,192
Societe Generale - New Shares (France) (Note 7)	201	23,286
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	18,000	161,874
SunTrust Banks, Inc.	2,300	128,225
TCF Financial Corp.	20,365	354,351
U.S. Bancorp	191,050	6,474,684
UniCredito Italiano S.p.A. (Italy) (Note 7)	29,175	222,289
Wachovia Corp.	287,800	8,389,370
Webster Financial Corp.	5,330	138,846
Wells Fargo & Co.	8,340	248,115
Wilmington Trust Corp.	9,040	297,235

		25,935,241

Consumer Finance - 0.06%
Capital One Financial Corp.	6,385	338,405

Diversified Financial Services - 1.26%
Bank of America Corp.	128,300	4,816,382
Citigroup, Inc.	20,045	506,537
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	5,180	312,665

The accompanying notes are an integral part of the financial statements.	53

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
ING Groep N.V. (Netherlands) (Note 7)	4,650	$177,944
JPMorgan Chase & Co.	15,485	737,860
Moody’s Corp.	8,140	300,854

		6,852,242

Insurance - 0.79%
Allianz SE (Germany) (Note 7)	4,860	991,137
American International Group, Inc.	8,660	400,092
Axa (France) (Note 7)	4,550	169,820
First American Corp.	6,550	214,840
LandAmerica Financial Group, Inc.	8,790	252,273
Muenchener Rueckver AG (Germany) (Note 7)	2,275	440,444
Philadelphia Consolidated Holding Corp.*	9,510	350,729
Principal Financial Group, Inc.	5,915	317,399
The Progressive Corp.	25,810	469,484
Torchmark Corp.	5,655	366,105
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	10,235	355,666

		4,327,989

Real Estate Investment Trusts (REITS) - 0.06%
Alstria Office REIT AG* (Germany) (Note 7)	16,120	312,086

Real Estate Management & Development - 0.06%
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	25,040	329,256

Thrifts & Mortgage Finance - 0.06%
First Niagara Financial Group, Inc.	7,620	109,957
Flagstar Bancorp, Inc.	23,540	144,065
IndyMac Bancorp, Inc.	28,090	91,292

		345,314

Total Financials		45,048,448

Health Care - 14.40%
Biotechnology - 1.75%
Amgen, Inc.*	118,925	4,979,390
Applera Corp. - Celera Group*	59,820	800,392
Crucell NV - ADR* (Netherlands) (Note 7)	22,000	409,860
Genzyme Corp.*	38,969	2,741,469
Medarex, Inc.*	33,450	239,836
Monogram Biosciences, Inc.*	225,025	247,527
Senomyx, Inc.*	16,775	100,650

		9,519,124

54	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 4.56%
Abaxis, Inc.*	13,230	$337,100
Alsius Corp.*[3]	56,230	50,607
AtriCure, Inc.*	18,520	247,427
Beckman Coulter, Inc.	8,140	555,962
Carl Zeiss Meditec AG (Germany) (Note 7)	31,000	453,028
The Cooper Companies, Inc.	109,620	3,836,700
Covidien Ltd. (Bermuda) (Note 7)	14,460	675,137
Dexcom, Inc.*	48,235	371,409
Edwards Lifesciences Corp.*	5,600	310,352
ev3, Inc.*	149,944	1,246,035
Gen-Probe, Inc.*	8,000	450,880
Hansen Medical, Inc.*	5,630	98,243
Inverness Medical Innovations, Inc.*	13,090	484,330
Medtronic, Inc.	242,750	11,817,070
Micrus Endovascular Corp.*	19,300	219,634
Nobel Biocare Holding AG (Switzerland) (Note 7)	6,000	217,318
OraSure Technologies, Inc.*	100,750	650,845
ResMed, Inc.*	5,375	231,770
Sirona Dental Systems, Inc.*	26,810	717,704
SonoSite, Inc.*	14,620	466,232
STAAR Surgical Co.*	82,770	194,509
Straumann Holding AG (Switzerland) (Note 7)	1,345	360,303
Synthes, Inc. (Switzerland) (Note 7)	6,580	907,061

		24,899,656

Health Care Providers & Services - 1.21%
Diagnosticos da America S.A. (Brazil) (Note 7)	16,470	374,656
Quest Diagnostics, Inc.	102,430	5,139,937
Sonic Healthcare Ltd. (Australia) (Note 7)	38,680	556,423
Tenet Healthcare Corp.*	84,340	539,776

		6,610,792

Health Care Technology - 1.00%
Cerner Corp.*	104,750	4,846,782
Eclipsys Corp.*	30,450	632,446

		5,479,228

Life Sciences Tools & Services - 2.12%
Affymetrix, Inc.*	131,000	1,429,210
Caliper Life Sciences, Inc.*	102,285	373,340
Exelixis, Inc.*	36,010	274,036
Lonza Group AG (Switzerland) (Note 7)	2,390	326,696
Luminex Corp.*	42,780	834,638

The accompanying notes are an integral part of the financial statements.	55

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Millipore Corp.*	58,970	$4,133,797
PerkinElmer, Inc.	152,215	4,042,830
QIAGEN N.V.* (Netherlands) (Note 7)	7,280	161,689

		11,576,236

Pharmaceuticals - 3.76%
AstraZeneca plc (United Kingdom) (Note 7)	1,450	61,345
AstraZeneca plc - ADR (United Kingdom) (Note 7)	2,475	103,900
Barr Pharmaceuticals, Inc.*	10,930	549,014
GlaxoSmithKline plc (United Kingdom) (Note 7)	9,025	201,138
Johnson & Johnson	119,810	8,038,053
Novartis AG - ADR (Switzerland) (Note 7)	209,810	10,559,737
Sanofi-Aventis (France) (Note 7)	1,250	97,874
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	5,800	143,368
Shire plc (United Kingdom) (Note 7)	11,175	208,064
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,700	89,766
Valeant Pharmaceuticals International*	32,910	437,045

		20,489,304

Total Health Care		78,574,340

Industrials - 6.45%
Aerospace & Defense - 0.09%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	11,370	473,902

Air Freight & Logistics - 2.32%
Deutsche Post AG (Germany) (Note 7)	4,275	133,825
FedEx Corp.	16,900	1,620,203
TNT N.V. (Netherlands) (Note 7)	9,995	389,351
United Parcel Service, Inc. - Class B	145,535	10,538,189

		12,681,568

Airlines - 2.69%
AirTran Holdings, Inc.*	20,830	71,030
AMR Corp.*	1,825	16,005
Continental Airlines, Inc. - Class B*	5,000	89,900
Deutsche Lufthansa AG (Germany) (Note 7)	11,325	300,413
JetBlue Airways Corp.*	589,465	2,970,904
Southwest Airlines Co.	849,660	11,249,498

		14,697,750

56	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products - 0.03%
Owens Corning, Inc.*	6,560	$138,482

Commercial Services & Supplies - 0.07%
Pitney Bowes, Inc.	11,010	397,571

Electrical Equipment - 0.03%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	6,040	185,247

Industrial Conglomerates - 1.14%
3M Co.	71,850	5,525,265
Siemens AG (Germany) (Note 7)	4,670	553,774
Sonae Capital* (Portugal) (Note 7)	7,657	18,769
Sonae S.A. (SGPS) (Portugal) (Note 7)	61,250	109,496

		6,207,304

Machinery - 0.08%
FANUC Ltd. (Japan) (Note 7)	1,000	105,126
FreightCar America, Inc.	3,913	150,259
Schindler Holding AG (Switzerland) (Note 7)	2,050	166,925

		422,310

Total Industrials		35,204,134

Information Technology - 17.92%
Communications Equipment - 3.93%
Alcatel-Lucent - ADR (France) (Note 7)	98,660	658,062
BigBand Networks, Inc.*	96,660	711,418
Blue Coat Systems, Inc.*	21,520	454,287
Cisco Systems, Inc.*	649,620	16,656,257
Harris Stratex Networks, Inc. - Class A*	26,430	250,821
Juniper Networks, Inc.*	80,530	2,224,239
Riverbed Technology, Inc.*	34,950	477,766

		21,432,850

Computers & Peripherals - 1.28%
EMC Corp.*	419,200	6,455,680
Rackable Systems, Inc.*	45,240	497,640

		6,953,320

Electronic Equipment & Instruments - 0.15%
KEYENCE Corp. (Japan) (Note 7)	330	83,984
LoJack Corp.*	38,145	377,254
Planar Systems, Inc.*	87,740	200,047
Samsung SDI Co. Ltd. (South Korea) (Note 7)	2,330	180,143

		841,428

The accompanying notes are an integral part of the financial statements.	57

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 2.12%
Google, Inc. - Class A*	19,200	$11,026,368
Online Resources Corp.*	52,480	530,573

		11,556,941

IT Services - 3.51%
Atos Origin S.A.* (France) (Note 7)	2,830	174,133
Automatic Data Processing, Inc.	278,785	12,322,297
Gevity HR, Inc.	85,460	582,837
Paychex, Inc.	4,485	163,119
RightNow Technologies, Inc.*	15,875	190,024
Western Union Co.	248,060	5,705,380

		19,137,790

Office Electronics - 0.01%
Boewe Systec AG (Germany) (Note 7)	1,690	64,303

Semiconductors & Semiconductor Equipment - 0.20%
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	4,490	120,044
Netlogic Microsystems, Inc.*	24,760	811,880
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	14,140	158,934

		1,090,858

Software - 6.72%
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	29,580	430,389
Amdocs Ltd.* (Guernsey) (Note 7)	22,870	717,661
Autodesk, Inc.*	118,840	4,515,920
Electronic Arts, Inc.*	112,120	5,770,816
Microsoft Corp.	371,620	10,598,602
Misys plc (United Kingdom) (Note 7)	27,900	86,947
Salesforce.com, Inc.*	49,130	3,278,445
SAP AG (Germany) (Note 7)	5,200	265,809
SAP AG - ADR (Germany) (Note 7)	113,720	5,712,156
Sonic Solutions*	66,010	606,632
Square Enix Co. Ltd. (Japan) (Note 7)	4,600	149,986
TIBCO Software, Inc.*	391,500	3,002,805
UbiSoft Entertainment S.A.* (France) (Note 7)	7,660	772,590
Utimaco Safeware AG (Germany) (Note 7)	53,830	764,810

		36,673,568

Total Information Technology		97,751,058

58	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Materials - 2.08%
Chemicals - 0.18%
Arkema* (France) (Note 7)	67	$3,883
Bayer AG (Germany) (Note 7)	6,775	578,185
Calgon Carbon Corp.*	18,075	257,569
The Scotts Miracle-Gro Co. - Class A	3,270	108,368

		948,005

Containers & Packaging - 0.02%
Bemis Co., Inc.	4,760	125,188

Paper & Forest Products - 1.88%
Louisiana-Pacific Corp.	309,165	3,558,489
Norbord, Inc. (Canada) (Note 7)	48,540	266,131
Weyerhaeuser Co.	100,940	6,448,047

		10,272,667

Total Materials		11,345,860

Telecommunication Services - 0.25%
Diversified Telecommunication Services - 0.10%
France Telecom S.A. (France) (Note 7)	7,800	245,512
Swisscom AG - ADR (Switzerland) (Note 7)	5,650	200,711
Telus Corp. (Canada) (Note 7)	2,480	109,988

		556,211

Wireless Telecommunication Services - 0.15%
Hutchison Telecommunications International Ltd. (Hong Kong) (Note 7)	105,000	147,673
Hutchison Telecommunications International Ltd. - ADR (Hong Kong) (Note 7)	27,810	585,400
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	3,750	84,637

		817,710

Total Telecommunication Services		1,373,921

Utilities - 0.27%
Electric Utilities - 0.13%
E.ON AG (Germany) (Note 7)	3,300	674,952

Multi-Utilities - 0.07%
National Grid plc (United Kingdom) (Note 7)	15,275	212,731
Suez S.A. (France) (Note 7)	2,575	182,926

		395,657

Water Utilities - 0.07%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	8,129	206,980

The accompanying notes are an integral part of the financial statements.	59

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities (continued)
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	11,480	$190,677

		397,657

Total Utilities		1,468,266

TOTAL COMMON STOCKS (Identified Cost $372,341,338)		370,540,592

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,289)	8,377	7,120

CORPORATE BONDS - 3.54%
Convertible Corporate Bonds - 0.44%
Consumer Discretionary - 0.11%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$285,000	311,362

Media - 0.05%
Charter Communications, Inc., 6.50%, 10/1/2027	546,000	270,270

Total Consumer Discretionary		581,632

Health Care - 0.12%
Biotechnology - 0.10%
Amgen, Inc., 0.375%, 2/1/2013	635,000	543,719

Health Care Equipment & Supplies - 0.02%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	144,900

Total Health Care		688,619

Industrials - 0.06%
Airlines - 0.06%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	307,650

Information Technology - 0.15%
Computers & Peripherals - 0.07%
EMC Corp., 1.75%, 12/1/2013	335,000	401,163

Software - 0.08%
Amdocs Ltd., 0.50%, 3/15/2024	435,000	431,194

Total Information Technology		832,357

Total Convertible Corporate Bonds (Identified Cost $2,912,249)		2,410,258

60	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds - 3.10%
Consumer Discretionary - 0.64%
Automobiles - 0.10%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	$565,000	$560,601

Hotels, Restaurants & Leisure - 0.12%
McDonald’s Corp., 5.80%, 10/15/2017	600,000	627,944

Media - 0.30%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	536,539
Comcast Corp., 6.50%, 11/15/2035	670,000	669,044
The Walt Disney Co., 7.00%, 3/1/2032	380,000	432,540

		1,638,123

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	365,000	380,966

Specialty Retail - 0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	265,000	287,062

Total Consumer Discretionary		3,494,696

Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	140,000	143,055
The Kroger Co., 6.80%, 4/1/2011	145,000	152,453

Total Consumer Staples		295,508

Energy - 0.16%
Oil, Gas & Consumable Fuels - 0.16%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	220,000	226,250
Arch Western Finance LLC, 6.75%, 7/1/2013	605,000	615,588

Total Energy		841,838

Financials - 0.92%
Capital Markets - 0.34%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	750,000	676,186
Lehman Brothers Holdings, Inc., 3.17%, 11/16/2009[4]	215,000	205,917
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	280,000	275,058
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	215,099
Morgan Stanley, 5.55%, 4/27/2017	515,000	491,549

		1,863,809

Commercial Banks - 0.33%
PNC Bank National Association, 5.25%, 1/15/2017	615,000	567,562

The accompanying notes are an integral part of the financial statements.	61

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
U.S. Bank National Association, 6.375%, 8/1/2011	$575,000	$610,739
Wachovia Corp., 5.25%, 8/1/2014	615,000	608,655

		1,786,956

Diversified Financial Services - 0.09%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	475,636

Insurance - 0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	980,000	563,447
American International Group, Inc., 4.25%, 5/15/2013	345,000	334,433

		897,880

Total Financials		5,024,281

Health Care - 0.13%
Pharmaceuticals - 0.13%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	239,747
Wyeth, 6.50%, 2/1/2034	470,000	491,689

Total Health Care		731,436

Industrials - 0.68%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	230,735

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	240,000	239,336

Airlines - 0.09%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	493,221

Industrial Conglomerates - 0.24%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	566,514
General Electric Co., 5.25%, 12/6/2017	765,000	761,318

		1,327,832

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	278,140

Road & Rail - 0.21%
CSX Corp., 6.00%, 10/1/2036	820,000	722,117
Union Pacific Corp., 5.65%, 5/1/2017	415,000	417,611

		1,139,728

Total Industrials		3,708,992

62	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.16%
Communications Equipment - 0.16%
Cisco Systems, Inc., 5.50%, 2/22/2016	$275,000	$284,845
Corning, Inc., 6.20%, 3/15/2016	560,000	580,873

Total Information Technology		865,718

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 5.87%, 2/23/2022	275,000	261,502

Utilities - 0.31%
Electric Utilities - 0.28%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	220,000	234,300
American Electric Power Co., Inc., 5.375%, 3/15/2010	550,000	559,214
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	749,298

		1,542,812

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	147,462

Total Utilities		1,690,274

Total Non-Convertible Corporate Bonds (Identified Cost $17,441,177)		16,914,245

TOTAL CORPORATE BONDS (Identified Cost $20,353,426)		19,324,503

U.S. TREASURY SECURITIES - 13.07%
U.S. Treasury Bonds - 5.37%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $26,950,857)	25,940,000	29,302,058

U.S. Treasury Notes - 7.70%
U.S. Treasury Note, 4.625%, 10/31/2011	15,000	15,995
U.S. Treasury Note, 4.75%, 1/31/2012	25,000,000	26,763,675
U.S. Treasury Note, 2.875%, 1/31/2013	15,300,000	15,200,795

Total U.S. Treasury Notes (Identified Cost $40,427,402)		41,980,465

TOTAL U.S. TREASURY SECURITIES (Identified Cost $67,378,259)		71,282,523

The accompanying notes are an integral part of the financial statements.	63

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES - 12.09%

Mortgage-Backed Securities - 5.04%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$2,377	$2,435
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	11,770	12,218
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	328,451	336,207
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	381,783	378,271
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	291,325	288,645
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	286,822	284,184
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	170,308	168,741
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	86,554	87,218
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	124,273	125,045
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	965,319	971,522
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	368,774	383,887
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,833,692	5,560,678
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	703,076	728,373
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	748,153	775,072
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,491,375	2,549,345
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	283,988	290,197
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,142,602	1,130,450
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	636,899	641,381
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	191,863	193,213
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	253,835	255,571
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	776,913	791,550
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,761,306	1,738,700
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	2,024,130	2,037,972
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	1,076,201	1,096,477
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	195,239	202,840
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,542,257	1,599,391
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	3,622,666	3,563,330
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	1,145,288	1,153,730
GNMA, Pool #631703, 6.50%, 9/15/2034	128,774	134,042

Total Mortgage-Backed Securities (Identified Cost $27,082,109)		27,480,685

64	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 7.05%
Fannie Mae, 5.00%, 5/11/2017	$14,125,000	$14,854,641
Federal Home Loan Bank, 5.00%, 11/17/2017	22,395,000	23,610,220

Total Other Agencies (Identified Cost $36,810,199)		38,464,861

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $63,892,308)		65,945,546

SHORT-TERM INVESTMENTS - 5.76%
Dreyfus Treasury Cash Management - Institutional Shares	22,456,940	22,456,940
Fannie Mae Discount Note, 7/3/08	$9,000,000	8,969,292

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $31,425,125)		31,426,232

TOTAL INVESTMENTS - 102.38% (Identified Cost $555,395,745)		558,526,516

LIABILITIES, LESS OTHER ASSETS - (2.38%)		(13,003,108)

NET ASSETS - 100%		$545,523,408

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $234,300, or 0.04%, of the Series’ net assets as of April 30, 2008 (see Note 2 to the financial statements).

3The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

4The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate at April 30, 2008.

The accompanying notes are an integral part of the financial statements.	65

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $555,395,745) (Note 2)	$558,526,516
Foreign currency, at value (cost $560)	560
Receivable for securities sold	3,052,530
Interest receivable	1,991,063
Receivable for fund shares sold	373,524
Dividends receivable	321,164
Foreign tax reclaims receivable	143,848

TOTAL ASSETS	564,409,205

LIABILITIES:

Accrued management fees (Note 3)	328,791
Accrued shareholder services fees (Class S) (Note 3)	109,597
Accrued fund accounting and transfer agent fees (Note 3)	28,679
Accrued directors’ fees (Note 3)	904
Accrued Chief Compliance Officer service fees (Note 3)	883
Payable for securities purchased	18,196,392
Payable for fund shares redeemed	177,835
Due to custodian	19,700
Miscellaneous fees	23,016

TOTAL LIABILITIES	18,885,797

TOTAL NET ASSETS	$545,523,408

NET ASSETS CONSIST OF:

Capital stock	$363,399
Additional paid-in-capital	524,714,406
Undistributed net investment income	3,826,642
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	13,471,234
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	3,147,727

TOTAL NET ASSETS	$545,523,408

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($545,522,827/36,339,893 shares)	$15.01

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($581/56 shares)	$10.37

66	The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $115,119)	$3,675,884
Interest	3,806,910

Total Investment Income	7,482,794

EXPENSES:

Management fees (Note 3)	2,542,356
Shareholder services fees (Class S) (Note 3)	217,250
Fund accounting and transfer agent fees (Note 3)	179,258
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	24,168
Miscellaneous	55,370

Total Expenses	3,027,005

NET INVESTMENT INCOME	4,455,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	14,544,682
Foreign currency and other assets and liabilities	1,344

14,546,026

Net change in unrealized appreciation on -
Investments	(52,569,089)
Foreign currency and other assets and liabilities	8,932

(52,560,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(38,014,131)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,558,342)

The accompanying notes are an integral part of the financial statements.	67

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,455,789	$7,364,960
Net realized gain on investments and foreign currency	14,546,026	57,891,407
Net change in unrealized appreciation on investments and foreign currency	(52,560,157)	(479,326)

Net increase (decrease) from operations	(33,558,342)	64,777,041

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(4,987,037)	(7,295,757)
From net realized gain on investments	(58,266,919)	(33,430,415)

Total distributions to shareholders	(63,253,956)	(40,726,172)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	45,344,967	88,936,956

Net increase (decrease) in net assets	(51,467,331)	112,987,825

NET ASSETS:

Beginning of period	596,990,739	484,002,914

End of period (including undistributed net investment income of $3,826,642 and $4,357,890, respectively)	$545,523,408	$596,990,739

68	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.82	$17.12	$15.82	$14.45	$13.14	$11.55

Income (loss) from investment operations:
Net investment income	0.12	0.22	0.21	0.13	0.11	0.11
Net realized and unrealized gain (loss) on investments	(1.06)	1.88	2.18	1.71	1.39	1.66

Total from investment operations	(0.94)	2.10	2.39	1.84	1.50	1.77

Less distributions to shareholders:
From net investment income	(0.15)	(0.25)	(0.14)	(0.11)	(0.10)	(0.18)
From net realized gain on investments	(1.72)	(1.15)	(0.95)	(0.36)	(0.09)	—

Total distributions to shareholders	(1.87)	(1.40)	(1.09)	(0.47)	(0.19)	(0.18)

Net asset value - End of period	$15.01	$17.82	$17.12	$15.82	$14.45	$13.14

Net assets - End of period (000’s omitted)	$545,523	$596,991	$484,003	$365,726	$275,597	$209,038

Total return[1]	(5.46%)	12.95%	16.03%	12.92%	11.52%	15.45%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[2]	1.11%	1.14%	1.17%	1.17%	1.17%
Net investment income	1.62%[2]	1.37%	1.42%	0.89%	0.86%	0.90%
Portfolio turnover	38%	82%	82%	71%	50%	67%

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	0.01%	0.04%	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods.

2Annualized.

The accompanying notes are an integral part of the financial statements.	69

Financial Highlights - Pro-Blend® Extended Term Series - Class I

For the Period 3/28/08[1] to 4/30/08 (unaudited)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.35

Total from investment operations	0.37

Net asset value - End of period	$10.37

Net assets - End of period	$581

Total return[2]	3.70%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%[3,4]
Net investment income	2.06%[3]
Portfolio turnover	38%

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.

3Annualized

4See Note 3 to the financial statements.

70	The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008 except for Class I Actual which is from March 28, 2008* to April 30, 2008).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the Hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07-4/30/08[1]	Annualized Expense Ratio
Class S
Actual	$1,000.00	$911.10	$5.27	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%
Class I
Actual	$1,000.00	$1,051.00	$0.74	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%

*Class I inception date was March 28, 2008.

1Expenses are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year (except for the Series’ Class I Actual return information, which reflects the 31 day period ended April 30, 2008 due to its inception date of March 28, 2008). The Series’ Class I total return would have been lower had certain expenses not been reimbursed during the period.

71

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2008

Asset Allocation1

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

Sector Allocation4

Information Technology	22.57%
Health Care	19.17%
Consumer Discretionary	15.71%
Financials	10.26%
Industrials	8.16%
Consumer Staples	6.69%
Energy	3.41%
Materials	3.35%
Telecommunication Services	0.51%
Utilities	0.23%

4Including common stocks and warrants, as a percentage of total investments.

Top Ten Stock Holdings5

Cisco Systems, Inc.	3.67%
Google, Inc. - Class A	2.80%
Medtronic, Inc.	2.60%
Automatic Data Processing, Inc.	2.53%
Southwest Airlines Co.	2.35%
United Parcel Service, Inc. - Class B	2.32%
Microsoft Corp.	2.31%
Novartis AG - ADR	2.31%
Wachovia Corp.	2.09%
Unilever plc - ADR	1.98%

5As a percentage of total investments.

72

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS - 89.94%

Consumer Discretionary - 15.69%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea) (Note 7)	12,990	$199,567
Tenneco, Inc.*	3,250	83,135

		282,702

Hotels, Restaurants & Leisure - 3.18%
Carnival Corp.	155,821	6,259,330
Club Mediterranee S.A.* (France) (Note 7)	6,455	338,628
International Game Technology	257,425	8,942,944

		15,540,902

Household Durables - 2.70%
Corporacion Geo S.A. de C.V. - Class B* (Mexico) (Note 7)	35,870	133,734
D.R. Horton, Inc.	141,900	2,198,031
Fortune Brands, Inc.	66,880	4,522,426
KB Home	4,070	91,575
Lennar Corp. - Class A	121,440	2,236,925
LG Electronics, Inc. (South Korea) (Note 7)	1,750	273,219
Pulte Homes, Inc.	160,850	2,097,484
Toll Brothers, Inc.*	72,560	1,642,758

		13,196,152

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan) (Note 7)	1,400	84,159

Media - 5.63%
Acme Communications, Inc.	12,250	21,437
Charter Communications, Inc. - Class A*	1,642,590	1,757,571
Comcast Corp. - Class A*	468,334	9,624,264
The E.W. Scripps Co. - Class A	140,050	6,289,645
Impresa S.A. (SGPS)* (Portugal) (Note 7)	18,150	42,223
Mediacom Communications Corp. - Class A*	67,580	289,918
Mediaset S.p.A. (Italy) (Note 7)	7,725	70,738
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	3,895	197,087
Societe Television Francaise 1 (France) (Note 7)	14,250	303,026
Time Warner, Inc.	591,973	8,790,799
Wolters Kluwer N.V. (Netherlands) (Note 7)	5,100	137,435

		27,524,143

Multiline Retail - 0.06%
Hyundai Department Store Co. Ltd. (South Korea) (Note 7)	760	80,367

The accompanying notes are an integral part of the financial statements.	73

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Lotte Shopping Co. Ltd. (South Korea) (Note 7)	230	$83,978
PPR (France) (Note 7)	885	116,150

		280,495

Specialty Retail - 4.00%
The Home Depot, Inc.	250,140	7,204,032
Kingfisher plc (United Kingdom) (Note 7)	48,700	128,578
KOMERI Co. Ltd. (Japan) (Note 7)	3,700	97,865
Limited Brands, Inc.	237,064	4,390,425
Lowe’s Companies, Inc.	291,390	7,340,114
Tractor Supply Co.*	7,679	273,065
Valora Holding AG (Switzerland) (Note 7)	480	120,475

		19,554,554

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany) (Note 7)	1,870	119,734
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,000	114,631

		234,365

Total Consumer Discretionary		76,697,472

Consumer Staples - 6.68%
Beverages - 0.05%
Diageo plc (United Kingdom) (Note 7)	6,410	131,643
Kirin Holdings Co. Ltd. (Japan) (Note 7)	8,000	142,349

		273,992

Food & Staples Retailing - 0.21%
Carrefour S.A. (France) (Note 7)	4,980	351,677
Casino Guichard-Perrachon S.A. (France) (Note 7)	1,550	195,828
The Great Atlantic & Pacific Tea Co., Inc.*	6,770	186,310
Tesco plc (United Kingdom) (Note 7)	26,120	222,777
United Natural Foods, Inc.*	4,240	83,952

		1,040,544

Food Products - 4.98%
Cadbury Schweppes plc (United Kingdom) (Note 7)	38,366	444,688
Dean Foods Co.	177,640	4,128,354
Groupe Danone (France) (Note 7)	2,500	221,861
Kellogg Co.	83,200	4,257,344
Lancaster Colony Corp.	375	14,321

74	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland) (Note 7)	11,156	$5,352,381
Pilgrim’s Pride Corp.	5,420	131,001
Suedzucker AG (Germany) (Note 7)	4,050	91,941
Unilever plc - ADR (United Kingdom) (Note 7)	288,383	9,686,785

		24,328,676

Household Products - 0.05%
Kao Corp. (Japan) (Note 7)	2,000	54,054
Reckitt Benckiser Group plc (United Kingdom) (Note 7)	3,060	178,737

		232,791

Personal Products - 1.39%
Clarins S.A. (France) (Note 7)	5,457	361,250
The Estee Lauder Companies, Inc. - Class A	131,588	6,001,729
L’Oreal S.A. (France) (Note 7)	2,365	281,404
Natura Cosmeticos S.A. (Brazil) (Note 7)	11,864	137,082

		6,781,465

Total Consumer Staples		32,657,468

Energy - 3.41%
Energy Equipment & Services - 3.18%
Baker Hughes, Inc.	81,797	6,615,741
Calfrac Well Services Ltd. (Canada) (Note 7)	26,180	634,738
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	2,810	710,035
Trican Well Service Ltd. (Canada) (Note 7)	18,530	417,606
Weatherford International Ltd.*	88,583	7,145,991

		15,524,111

Oil, Gas & Consumable Fuels - 0.23%
BP plc (United Kingdom) (Note 7)	9,950	120,866
Edge Petroleum Corp.*	30,910	161,350
Eni S.p.A. (Italy) (Note 7)	7,887	304,649
Evergreen Energy, Inc.*	19,995	29,393
Forest Oil Corp.*	2,550	150,271
Mariner Energy, Inc.*	1,375	37,895
Royal Dutch Shell plc - Class B (Netherlands) (Note 7)	3,414	136,766
Total S.A. (France) (Note 7)	2,200	185,277

		1,126,467

Total Energy		16,650,578

The accompanying notes are an integral part of the financial statements.	75

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials - 10.24%
Capital Markets - 1.46%
Bank of New York Mellon Corp.[1]	7,500	$326,475
Daiwa Securities Group, Inc. (Japan) (Note 7)	4,000	39,665
Franklin Resources, Inc.	3,605	343,016
Macquarie Group Ltd. (Australia) (Note 7)	3,237	193,650
Merrill Lynch & Co., Inc.	8,530	425,050
Morgan Stanley	6,000	291,600
Nomura Holdings, Inc. (Japan) (Note 7)	2,300	39,996
SEI Investments Co.	234,930	5,466,821

		7,126,273

Commercial Banks - 5.55%
Aareal Bank AG (Germany) (Note 7)	8,327	312,414
The Bancorp, Inc.*	20,760	229,606
BNP Paribas (France) (Note 7)	1,403	151,693
Boston Private Financial Holdings, Inc.	11,627	108,131
The Chugoku Bank Ltd. (Japan) (Note 7)	7,300	109,812
Commerzbank AG (Germany) (Note 7)	3,075	112,056
Credit Agricole S.A. (France) (Note 7)	2,840	95,998
The Hachijuni Bank Ltd. (Japan) (Note 7)	13,400	88,414
Hana Financial Group, Inc. (South Korea) (Note 7)	2,380	107,675
HSBC Holdings plc (United Kingdom) (Note 7)	15,557	272,021
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	4,208	365,212
Huntington Bancshares, Inc.	11,045	103,713
KeyCorp	3,498	84,407
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	6,000	66,019
PNC Financial Services Group, Inc.	99,296	6,886,178
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	70,741	485,211
Societe Generale (France) (Note 7)	1,180	138,470
Societe Generale - ADR (France) (Note 7)	10,860	254,161
Societe Generale - New Shares (France) (Note 7)	295	34,175
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	12,000	107,916
SunTrust Banks, Inc.	1,905	106,204
TCF Financial Corp.	21,300	370,620
U.S. Bancorp	163,177	5,530,069
UniCredito Italiano S.p.A. (Italy) (Note 7)	26,122	199,028
Wachovia Corp.	349,330	10,182,969

76	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
Webster Financial Corp.	5,160	$134,418
Wells Fargo & Co.	6,940	206,465
Wilmington Trust Corp.	8,360	274,877

		27,117,932

Consumer Finance - 0.71%
American Express Co.	65,360	3,138,587
Capital One Financial Corp.	6,565	347,945

		3,486,532

Diversified Financial Services - 1.51%
Bank of America Corp.	145,476	5,461,169
Citigroup, Inc.	21,145	534,334
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	5,100	307,836
ING Groep N.V. (Netherlands) (Note 7)	3,225	123,413
JPMorgan Chase & Co.	14,321	682,396
Moody’s Corp.	7,580	280,157

		7,389,305

Insurance - 0.83%
Allianz SE (Germany) (Note 7)	4,248	866,327
American International Group, Inc.	8,300	383,460
Axa (France) (Note 7)	2,675	99,839
First American Corp.	6,600	216,480
LandAmerica Financial Group, Inc.	8,820	253,134
Muenchener Rueckver AG (Germany) (Note 7)	1,773	343,256
Philadelphia Consolidated Holding Corp.*	9,540	351,835
Principal Financial Group, Inc.	5,585	299,691
The Progressive Corp.	24,920	453,295
Torchmark Corp.	5,550	359,307
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	12,765	443,584

		4,070,208

Real Estate Investment Trusts (REITS) - 0.05%
Alstria Office REIT AG* (Germany) (Note 7)	13,000	251,682

Real Estate Management & Development - 0.06%
Rodobens Negocios Imobiliarios S.A. (Brazil) (Note 7)	21,220	279,026

Thrifts & Mortgage Finance - 0.07%
First Niagara Financial Group, Inc.	7,360	106,205
Flagstar Bancorp, Inc.	22,420	137,210

The accompanying notes are an integral part of the financial statements.	77

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance (continued)
IndyMac Bancorp, Inc.	27,690	$89,992

		333,407

Total Financials		50,054,365

Health Care - 19.15%
Biotechnology - 1.96%
Amgen, Inc.*	119,576	5,006,647
Applera Corp. - Celera Group*	57,080	763,730
Crucell NV - ADR* (Netherlands) (Note 7)	21,000	391,230
Genzyme Corp.*	40,713	2,864,160
Medarex, Inc.*	31,500	225,855
Monogram Biosciences, Inc.*	217,071	238,778
Senomyx, Inc.*	15,362	92,172

		9,582,572

Health Care Equipment & Supplies - 5.71%
Abaxis, Inc.*	13,010	331,495
Advanced Medical Optics, Inc.*	23,940	502,740
Alsius Corp.*[2]	46,698	42,028
AtriCure, Inc.*	16,790	224,314
Beckman Coulter, Inc.	8,620	588,746
Carl Zeiss Meditec AG (Germany) (Note 7)	30,000	438,414
The Cooper Companies, Inc.	128,765	4,506,775
Covidien Ltd. (Bermuda) (Note 7)	19,400	905,786
Dexcom, Inc.*	43,304	333,441
Edwards Lifesciences Corp.*	4,215	233,595
ev3, Inc.*	141,384	1,174,901
Gen-Probe, Inc.*	8,500	479,060
Hansen Medical, Inc.*	5,130	89,518
Inverness Medical Innovations, Inc.*	26,775	990,675
Medtronic, Inc.	260,368	12,674,714
Micrus Endovascular Corp.*	18,058	205,500
Nobel Biocare Holding AG (Switzerland) (Note 7)	5,550	201,019
OraSure Technologies, Inc.*	98,356	635,380
ResMed, Inc.*	5,400	232,848
Sirona Dental Systems, Inc.*	26,430	707,531
SonoSite, Inc.*	14,137	450,829
STAAR Surgical Co.*	66,780	156,933
Straumann Holding AG (Switzerland) (Note 7)	1,304	349,319
Synthes, Inc. (Switzerland) (Note 7)	7,660	1,055,940
Thoratec Corp.	24,790	396,392

		27,907,893

78	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 1.59%
Diagnosticos da America S.A. (Brazil) (Note 7)	35,980	$818,465
Quest Diagnostics, Inc.	115,330	5,787,259
Sonic Healthcare Ltd. (Australia) (Note 7)	47,200	678,986
Tenet Healthcare Corp.*	74,180	474,752

		7,759,462

Health Care Technology - 2.32%
Cerner Corp.*	124,213	5,747,336
Eclipsys Corp.*	269,041	5,587,982

		11,335,318

Life Sciences Tools & Services - 3.16%
Affymetrix, Inc.*	130,000	1,418,300
Caliper Life Sciences, Inc.*	184,520	673,498
Exelixis, Inc.*	73,910	562,455
Lonza Group AG (Switzerland) (Note 7)	26,797	3,662,955
Luminex Corp.*	42,810	835,223
Millipore Corp.*	51,930	3,640,293
PerkinElmer, Inc.	168,671	4,479,902
QIAGEN N.V.* (Netherlands) (Note 7)	7,050	156,580

		15,429,206

Pharmaceuticals - 4.41%
AstraZeneca plc (United Kingdom) (Note 7)	675	28,557
AstraZeneca plc - ADR (United Kingdom) (Note 7)	1,500	62,970
Barr Pharmaceuticals, Inc.*	11,593	582,316
GlaxoSmithKline plc (United Kingdom) (Note 7)	6,775	150,993
Johnson & Johnson	128,590	8,627,103
Novartis AG - ADR (Switzerland) (Note 7)	223,827	11,265,213
Sanofi-Aventis (France) (Note 7)	837	65,537
Santen Pharmaceutical Co. Ltd. (Japan) (Note 7)	5,500	135,953
Shire plc (United Kingdom) (Note 7)	9,080	169,057
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,400	73,925
Valeant Pharmaceuticals International*	30,230	401,454

		21,563,078

Total Health Care		93,577,529

The accompanying notes are an integral part of the financial statements.	79

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials - 8.15%
Aerospace & Defense - 0.10%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	11,610	$483,905

Air Freight & Logistics - 3.64%
Deutsche Post AG (Germany) (Note 7)	4,985	156,051
FedEx Corp.	62,120	5,955,444
TNT N.V. (Netherlands) (Note 7)	9,504	370,224
United Parcel Service, Inc. - Class B	156,173	11,308,487

		17,790,206

Airlines - 2.88%
AirTran Holdings, Inc.*	14,860	50,673
AMR Corp.*	1,275	11,182
Continental Airlines, Inc. - Class B*	4,500	80,910
Deutsche Lufthansa AG (Germany) (Note 7)	8,080	214,335
JetBlue Airways Corp.*	441,852	2,226,934
Southwest Airlines Co.	867,387	11,484,204

		14,068,238

Building Products - 0.05%
Owens Corning, Inc.*	12,930	272,952

Commercial Services & Supplies - 0.08%
Pitney Bowes, Inc.	10,360	374,100

Electrical Equipment - 0.04%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	6,050	185,553

Industrial Conglomerates - 1.28%
3M Co.	73,515	5,653,304
Siemens AG (Germany) (Note 7)	4,470	530,057
Sonae Capital* (Portugal) (Note 7)	4,159	10,195
Sonae S.A. (SGPS) (Portugal) (Note 7)	33,275	59,486

		6,253,042

Machinery - 0.08%
FANUC Ltd. (Japan) (Note 7)	900	94,614
FreightCar America, Inc.	3,270	125,568
Schindler Holding AG (Switzerland) (Note 7)	2,102	171,159

		391,341

Total Industrials		39,819,337

Information Technology - 22.54%
Communications Equipment - 5.60%
Alcatel-Lucent - ADR (France) (Note 7)	169,100	1,127,897
BigBand Networks, Inc.*	91,010	669,834

80	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Blue Coat Systems, Inc.*	34,290	$723,862
Cisco Systems, Inc.*	698,980	17,921,847
Harris Stratex Networks, Inc. - Class A*	29,730	282,138
Juniper Networks, Inc.*	222,998	6,159,205
Riverbed Technology, Inc.*	35,080	479,544

		27,364,327

Computers & Peripherals - 1.44%
EMC Corp.*	427,710	6,586,734
Rackable Systems, Inc.*	41,370	455,070

		7,041,804

Electronic Equipment & Instruments - 0.16%
KEYENCE Corp. (Japan) (Note 7)	220	55,989
LoJack Corp.*	42,346	418,802
Planar Systems, Inc.*	78,160	178,205
Samsung SDI Co. Ltd. (South Korea) (Note 7)	1,690	130,661

		783,657

Internet Software & Services - 2.90%
Google, Inc. - Class A*	23,762	13,646,279
Online Resources Corp.*	50,110	506,612

		14,152,891

IT Services - 3.33%
Atos Origin S.A.* (France) (Note 7)	2,660	163,673
Automatic Data Processing, Inc.	279,402	12,349,568
Gevity HR, Inc.	81,980	559,104
Paychex, Inc.	3,505	127,477
RightNow Technologies, Inc.*	13,581	162,565
Western Union Co.	127,399	2,930,177

		16,292,564

Office Electronics - 0.01%
Boewe Systec AG (Germany) (Note 7)	1,220	46,420

Semiconductors & Semiconductor Equipment - 0.19%
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	3,260	87,159
Netlogic Microsystems, Inc.*	22,430	735,480
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan) (Note 7)	9,954	111,883

		934,522

The accompanying notes are an integral part of the financial statements.	81

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 8.91%
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	32,063	$466,517
Amdocs Ltd.* (Guernsey) (Note 7)	26,470	830,629
Autodesk, Inc.*	132,290	5,027,020
Borland Software Corp.*	85,693	151,677
Electronic Arts, Inc.*	141,160	7,265,505
Microsoft Corp.	395,060	11,267,111
Misys plc (United Kingdom) (Note 7)	22,890	71,334
Salesforce.com, Inc.*	61,162	4,081,340
SAP AG (Germany) (Note 7)	3,200	163,575
SAP AG - ADR (Germany) (Note 7)	130,580	6,559,033
Sonic Solutions*	61,330	563,623
Square Enix Co. Ltd. (Japan) (Note 7)	4,600	149,986
TIBCO Software, Inc.*	743,582	5,703,274
UbiSoft Entertainment S.A.* (France) (Note 7)	4,942	498,451
Utimaco Safeware AG (Germany) (Note 7)	51,506	731,791

		43,530,866

Total Information Technology		110,147,051

Materials - 3.34%
Chemicals - 0.17%
Arkema* (France) (Note 7)	40	2,318
Bayer AG (Germany) (Note 7)	5,746	490,369
Calgon Carbon Corp.*	17,448	248,634
The Scotts Miracle-Gro Co. - Class A	3,280	108,699

		850,020

Containers & Packaging - 0.02%
Bemis Company, Inc.	4,610	121,243

Paper & Forest Products - 3.15%
Louisiana-Pacific Corp.	612,680	7,051,947
Norbord, Inc. (Canada) (Note 7)	70,027	383,938
Weyerhaeuser Co.	124,250	7,937,090

		15,372,975

Total Materials		16,344,238

Telecommunication Services - 0.51%
Diversified Telecommunication Services - 0.22%
France Telecom S.A. (France) (Note 7)	7,070	222,535
Swisscom AG - ADR (Switzerland) (Note 7)	4,606	163,624
Telenor ASA - ADR (Norway) (Note 7)	1,950	117,916
Telus Corp. (Canada) (Note 7)	12,330	546,835

		1,050,910

82	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services - 0.29%
Hutchison Telecommunications International Ltd. (Hong Kong) (Note 7)	95,000	$133,609
Hutchison Telecommunications International Ltd. - ADR (Hong Kong) (Note 7)	28,670	603,504
SK Telecom Co. Ltd. - ADR (South Korea) (Note 7)	31,150	703,056

		1,440,169

Total Telecommunication Services		2,491,079

Utilities - 0.23%
Electric Utilities - 0.10%
E.ON AG (Germany) (Note 7)	2,350	480,648

Multi-Utilities - 0.06%
National Grid plc (United Kingdom) (Note 7)	11,210	156,119
Suez S.A. (France) (Note 7)	2,309	164,030

		320,149

Water Utilities - 0.07%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil) (Note 7)	6,976	177,622
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil) (Note 7)	9,850	163,604

		341,226

Total Utilities		1,142,023

TOTAL COMMON STOCKS (Identified Cost $455,959,011)		439,581,140

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	3,512

U.S. TREASURY BONDS - 5.44%
U.S. Treasury Bond, 5.25%, 11/15/2028	$8,000,000	8,773,752
U.S. Treasury Bond, 5.25%, 2/15/2029	8,000,000	8,776,872
U.S. Treasury Bond, 5.375%, 2/15/2031	8,000,000	9,000,624

TOTAL U.S. TREASURY BONDS (Identified Cost $27,068,867)		26,551,248

The accompanying notes are an integral part of the financial statements.	83

Investment Portfolio - April 30, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENTS - 4.49%
Dreyfus Treasury Cash Management - Institutional Shares	13,975,452	$13,975,452
Fannie Mae Discount Note, 7/3/2008	$5,000,000	4,982,940
Federal Home Loan Bank Discount Note, 5/9/2008	3,000,000	2,998,436

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,955,990)		21,956,828

TOTAL INVESTMENTS - 99.87% (Identified Cost $504,986,540)		488,092,728

OTHER ASSETS LESS LIABILITIES - 0.13%		650,700

NET ASSETS - 100%		$488,743,428

*Non-income producing security

**Less than 0.01%

ADR - American Depository Receipt

1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

2The Chairman and CEO of the company serves as a director of the Fund (see Note 2 to the financial statements).

84	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro Blend® Maximum Term Series (unaudited)

April 30, 2008

ASSETS:

Investments, at value (identified cost $504,986,540) (Note 2)	$488,092,728
Cash	1,151,547
Foreign currency, at value (cost $479)	479
Receivable for securities sold	4,022,006
Receivable for fund shares sold	557,231
Interest receivable	371,319
Dividends receivable	332,248
Foreign tax reclaims receivable	120,987
Prepaid expenses	14,508
Receivable from investment advisor (Note 3)	26

TOTAL ASSETS	494,663,079

LIABILITIES:
Accrued management fees (Note 3)	293,973
Accrued shareholder services fees (Class S) (Note 3)	97,612
Accrued fund accounting and transfer agent fees (Note 3)	14,351
Accrued directors’ fees (Note 3)	905
Accrued Chief Compliance Officer service fees (Note 3)	883
Payable for securities purchased	5,334,243
Payable for fund shares repurchased	177,684

TOTAL LIABILITIES	5,919,651

TOTAL NET ASSETS	$488,743,428

NET ASSETS CONSIST OF:

Capital stock	$307,540
Additional paid-in-capital	503,621,812
Undistributed net investment income	1,838,271
Accumulated net realized loss on investments, foreign currency and other assets and liabilities	(141,892)
Net unrealized depreciation on investments, foreign currency and other assets and liabilities	(16,882,303)

TOTAL NET ASSETS	$488,743,428

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS S ($485,227,854/30,419,383 shares)	$15.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS I ($3,515,574/334,610 shares)	$10.51

The accompanying notes are an integral part of the financial statements.	85

Statement of Operations - Pro Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $127,874)	$3,957,810
Interest	841,172

Total Investment Income	4,798,982

EXPENSES:
Management fees (Note 3)	2,224,473
Shareholder services fees (Class S) (Note 3)	194,618
Fund accounting and transfer agent fees (Note 3)	162,652
Directors’ fees (Note 3)	5,569
Chief Compliance Officer service fees (Note 3)	3,034
Custodian fees	21,332
Miscellaneous	65,938

Total Expenses	2,677,616
Less reimbursement of expenses (Note 3)	(26)

Net Expenses	2,677,590

NET INVESTMENT INCOME	2,121,392

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	1,095,971
Foreign currency and other assets and liabilities	3,832

1,099,803

Net change in unrealized appreciation (depreciation) on -
Investments	(50,474,514)
Foreign currency and other assets and liabilities	4,018

(50,470,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(49,370,693)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,249,301)

86	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six Months Ended 4/30/08 (unaudited)	For the Year Ended 10/31/07

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,121,392	$2,723,776
Net realized gain on investments and foreign currency	1,099,803	50,353,082
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(50,470,496)	(754,525)

Net increase (decrease) from operations	(47,249,301)	52,322,333

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,905,380)	(2,695,726)
From net realized gain on investments	(51,012,468)	(19,147,965)

Total distributions to shareholders	(52,917,848)	(21,843,691)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	71,144,462	201,573,397

Net increase (decrease) in net assets	(29,022,687)	232,052,039

NET ASSETS:

Beginning of period	517,766,115	285,714,076

End of period (including undistributed net investment income of $1,838,271 and $1,622,259, respectively)	$488,743,428	$517,766,115

The accompanying notes are an integral part of the financial statements.	87

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	For the Six Months Ended 4/30/08 (unaudited)	For the Years Ended
		10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.57	$18.35	$16.79	$15.00	$13.05	$10.86

Income (loss) from investment operations:
Net investment income	0.07	0.11	0.14	0.08	0.04	0.04
Net realized and unrealized gain (loss) on investments	(1.75)	2.41	2.80	2.11	1.94	2.25

Total from investment operations	(1.68)	2.52	2.94	2.19	1.98	2.29

Less distributions to shareholders:
From net investment income	(0.07)	(0.15)	(0.08)	(0.05)	(0.03)	(0.10)
From net realized gain on investments	(1.87)	(1.15)	(1.30)	(0.35)	—	—

Total distributions to shareholders	(1.94)	(1.30)	(1.38)	(0.40)	(0.03)	(0.10)

Net asset value - End of period	$15.95	$19.57	$18.35	$16.79	$15.00	$13.05

Net assets - End of period (000’s omitted)	$485,228	$517,766	$285,714	$186,547	$131,747	$91,859

Total return[1]	(8.89%)	14.37%	18.87%	14.84%	15.20%	21.20%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[2]	1.12%	1.16%	1.20%	1.20%	1.20%
Net investment income	0.88%[2]	0.67%	0.94%	0.51%	0.31%	0.37%
Portfolio turnover	43%	61%	56%	61%	68%	73%

*The investment advisor did not impose all of its management fee in some periods and in some periods paid a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	N/A	N/A	N/A	0.02%	0.06%	0.09%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods.

2Annualized.

88	The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

For the Period 3/28/08[1] to 4/30/08 (unaudited)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.50

Total from investment operations	0.51

Net asset value - End of period	$10.51

Net assets - End of period (000’s omitted)	$3,516

Total return[2]	5.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3,4]
Net investment income	0.99%[3]
Portfolio turnover	43%

*The investment advisor reimbursed a portion of the Class’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by 0.02%[3].

1Commencement of operations.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.

3Annualized.

4See Note 3 to the financial statements.

The accompanying notes are an integral part of the financial statements.	89

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class B, D, E, I, S and Z). Currently, only Class S and I shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 5.0 billion shares of common stock each having a par value of $0.01. As of April 30, 2008, 3.3 billion shares have been designated in total among 27 series, of which 87.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, and 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the

90

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted previously.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes

91

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. None of the Series had TBA dollar rolls outstanding as of April 30, 2008.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Affiliated Companies

The Chairman and CEO of Alsius Corp. serves as a director of the Fund. Therefore, Alsius Corp. (formerly Ithaka Acquisition Corp.) is considered an “affiliated company” as defined in the 1940 Act. The following transactions were effected in shares of Alsius Corp. for the six-month period ended April 30, 2008:

Pro-Blend® Conservative Term
Name of Issuer	Number of Shares Held as of 10/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/08	Value as of 4/30/08	Investment Income	Realized Gain
Alsius Corp.	2,120	1,416	—	3,536	$3,182	$—	$—
Alsius Corp., 8/3/2009 Warrants*	7,770	—	7,770	—	—	—	—

Pro-Blend® Moderate Term
Name of Issuer	Number of Shares Held as of 10/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/08	Value as of 4/30/08	Investment Income	Realized Gain
Alsius Corp.	15,410	10,285	—	25,695	$23,126	$—	$—
Alsius Corp., 8/3/2009 Warrants*	56,550	—	56,550	—	—	—	—

92

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Affiliated Companies (continued)

Pro-Blend® Extended Term
Name of Issuer	Number of Shares Held as of 10/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/08	Value as of 4/30/08	Investment Income	Realized Gain
Alsius Corp.	33,730	22,500	—	56,230	$50,607	$—	$—
Alsius Corp., 8/3/2009 Warrants*	123,750	—	123,750	—	—	—	—

Pro-Blend® Maximum Term
Name of Issuer	Number of Shares Held as of 10/31/07	Gross Additions	Gross Reductions	Number of Shares Held as of 4/30/08	Value as of 4/30/08	Investment Income	Realized Gain
Alsius Corp.	30,371	16,327	—	46,698	$42,028	$—	$—
Alsius Corp., 8/3/2009 Warrants*	89,790	—	89,790	—	—	—	—

* The warrants were exercised into new common shares of Alsius Corp. during the period.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

On April 30, 2008, the Series adopted Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has determined that FIN 48 did not have a material impact on the Series’ financial statements. The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2004 through October 31, 2007.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

93

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets. Prior to March 1, 2008, the annual advisory fee was 0.80% for Pro-Blend® Conservative Term Series and 1.00% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Effective March 1, 2008, Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Series’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

94

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least February 28, 2009, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than the following amounts of average daily net assets each year:

Series/Class	Expense Limit
Pro-Blend® Conservative Term Series Class S	1.00%
Pro-Blend® Conservative Term Series Class I	0.70%
Pro-Blend® Moderate Term Series Class S	1.20%
Pro-Blend® Moderate Term Series Class I	0.85%
Pro-Blend® Extended Term Series Class S	1.20%
Pro-Blend® Extended Term Series Class I	0.85%
Pro-Blend® Maximum Term Series Class S	1.20%
Pro-Blend® Maximum Term Series Class I	0.85%

For the six months ended April 30, 2008 the Advisor did not reimburse any expenses of the Pro-Blend® Conservative Term Series Class S, Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S, and Pro-Blend® Maximum Term Series Class S. For the period March 28, 2008 (commencement of operations) to April 30, 2008, the Advisor reimbursed expenses of $26 for Pro-Blend® Maximum Term Series Class I, which is reflected as a reduction of expenses on the Statement of Operations. For Pro-Blend® Conservative Term Series Class I and Pro-Blend® Moderate Term Series Class I, the Advisor reimbursed expenses to keep the expense limits of each class at the previously stated contractual limits; however, due to rounding, this is not shown as a reduction of expenses on the Statement of Operations as the amounts reimbursed were less than $0.50. For Pro-Blend® Extended Term Series Class I, the Advisor did not reimburse any expenses. The Advisor is not eligible to recoup any expenses that have been reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with Citi Fund Services Ohio, Inc. (“Citi”) under which Citi serves as sub-accounting services and sub-transfer agent.

95

Notes to Financial Statements (unaudited)

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
Series	Other Issuers	Government	Other Issuers	Government
Pro-Blend® Conservative Term Series	$20,081,740	$26,947,984	$15,811,600	$22,185,862
Pro-Blend® Moderate Term Series	77,807,775	18,220,924	119,868,294	87,748,245
Pro-Blend® Extended Term Series	140,835,600	66,298,404	144,254,325	91,844,246
Pro-Blend® Maximum Term Series	190,448,274	27,105,000	166,815,061	36,808,750

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class S and Class I shares:

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount

Pro-Blend® Conservative Term Series Class S:
Sold	4,005,980	$48,700,602	4,876,424	$60,404,387
Reinvested	491,135	5,878,890	284,828	3,457,488
Repurchased	(3,664,618)	(44,161,922)	(2,296,456)	(28,414,629)

Total	832,497	$10,417,570	2,864,796	$35,447,246

	For the Period 3/28/08 (commencement of operations) to 4/30/08
	Shares	Amount
Pro-Blend® Conservative Term Series Class I:

Sold	40	$400
Reinvested	—	—
Repurchased	—	—

Total	40	$400

96

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount

Pro-Blend® Moderate Term Series Class S:
Sold	4,416,741	$56,316,945	9,073,065	$123,510,029
Reinvested	2,587,792	32,476,797	1,322,158	17,558,141
Repurchased	(12,722,703)	(156,749,653)	(5,569,323)	(76,013,590)

Total	(5,718,170)	$(67,955,911)	4,825,900	$65,054,580

	For the Period 3/28/08 (commencement of operations) to 4/30/08
	Shares	Amount
Pro-Blend® Moderate Term Series Class I:

Sold	40	$400
Reinvested	—	—
Repurchased	—	—

Total	40	$400

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount

Pro-Blend® Extended Term Series Class S:
Sold	5,760,937	$88,436,224	9,943,703	$169,452,954
Reinvested	4,064,925	61,949,462	2,429,935	40,020,138
Repurchased	(6,991,495)	(105,041,279)	(7,131,585)	(120,536,136)

Total	2,834,367	$45,344,407	5,242,053	$88,936,956

	For the Period 3/28/08 (commencement of operations) to 4/30/08
	Shares	Amount

Pro-Blend® Extended Term Series Class I:
Sold	56	$560
Reinvested	—	—
Repurchased	—	—

Total	56	$560

97

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS (continued)

	For the Six Months Ended 4/30/08		For the Year Ended 10/31/07
	Shares	Amount	Shares	Amount

Pro-Blend® Maximum Term Series Class S:
Sold	6,364,100	$104,559,148	14,828,132	$275,616,079
Reinvested	3,170,951	52,320,698	1,211,084	21,749,413
Repurchased	(5,571,779)	(89,118,282)	(5,151,684)	(95,792,095)

Total	3,963,272	$67,761,564	10,887,532	$201,573,397

	For the Period 3/28/08 (commencement of operations) to 4/30/08
	Shares	Amount

Pro-Blend® Maximum Term Series Class I:
Sold	334,610	$3,382,898
Reinvested	—	—
Repurchased	—	—

Total	334,610	$3,382,898

6.	FINANCIAL INSTRUMENTS

Each of the Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by any of the Series on April 30, 2008.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

98

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2007 were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Ordinary income	$2,566,142	$10,202,367	$16,544,877	$7,856,689
Long-term capital gains	922,976	7,491,703	24,181,295	13,987,002

At April 30, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
Cost for federal income tax purposes	$111,368,469	$255,371,869	$555,761,704	$505,180,353

Unrealized appreciation	$4,541,356	$16,194,906	$38,017,148	$25,115,944
Unrealized depreciation	(2,481,846)	(10,831,584)	(35,252,336)	(42,203,569)

Net unrealized appreciation/depreciation	$2,059,510	$5,363,322	$2,764,812	$(17,087,625)

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

99

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 12, 2007, the Board considered the continuation of the then-current investment advisory agreement (the “Current Investment Advisory Agreement”) between the Fund and Manning & Napier Advisors, Inc. (“the Advisor”), which was to be superseded by the New Investment Advisory Agreement upon its approval by the Fund’s shareholders. The continuation of the Current Investment Advisory Agreement was necessary as a result of the delay in obtaining the number of votes necessary to convene the shareholder meeting and approve the New Investment Advisory Agreement with respect to all investment portfolios of the Fund (the “Series”). For a discussion on the approval of the new Investment Advisory Agreement, see the Series’ annual report as of October 31, 2007.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2007 Annual Review of the Current Investment Advisory Agreement and the conclusions made by the Directors when determining to continue the Current Investment Advisory Agreement.

•

The Board considered the services provided by the Advisor under the Current Investment Advisory Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Current Investment Advisory Agreement in light of the Advisor’s services provided to the Fund for 21 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Investment Advisory Agreement in a reasonable manner.

•

The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized performance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. The Board noted that all the Series were competitive against their respective benchmark indices over all time periods noted above through September 30, 2007. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Investment

100

Renewal of Investment Advisory Agreement (unaudited)

Advisory Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Current Investment Advisory Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Current Investment Advisory Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 4 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Current Investment Advisory Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series and Global Fixed Income Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, and reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Current Investment Advisory Agreement, and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Current Investment Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Current Investment Advisory Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

101

Proxy Voting Results (unaudited)

A special meeting of the shareholders of Manning & Napier Fund, Inc. was held on November 12, 2007. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1:

Election of Directors.

	Number of Shares voted for	Number of Shares withheld
B. Reuben Auspitz	215,932,354.541	15,898,685.154
Stephen B. Ashley	215,960,751.214	15,870,288.481
Peter L. Faber	217,504,725.208	14,326,314.487
Harris H. Rusitzky	215,924,013.609	15,907,026.086

PROPOSAL 2:

To approve the investment advisory agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,111,407.199	13,460,139.711	14,504,215.987	11,008,372.420
Against	2,160.970	13,756.727	32,375.762	135,963.446
Abstain (includes broker non-votes)	1,018,090.726	4,272,672.391	4,340,568.734	3,840,667.972

PROPOSAL 3:

Eliminating, amending, or reclassifying certain fundamental investment policies or restrictions.

Proposal 3.A.i. To approve changes to the fundamental policy regarding borrowing money.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,079,662.971	13,431,605.068	14,314,407.453	10,905,558.670
Against	38,862.771	23,631.372	186,839.079	211,170.280
Abstain (includes broker non-votes)	1,013,133.153	4,291,332.389	4,375,913.951	3,868,274.888

102

Proxy Voting Results (unaudited)

Proposal 3.A.ii. To approve changes to the fundamental policy regarding percentage of assets invested in any one industry.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,116,036.741	13,431,834.068	14,406,296.741	10,893,733.243
Against	2,322.001	30,149.372	106,284.791	201,865.707
Abstain (includes broker non-votes)	1,013,300.153	4,284,585.389	4,364,578.951	3,889,404.888

Proposal 3.A.iii. To approve changes to the fundamental policy regarding loans.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,111,414.741	13,431,977.068	14,330,097.962	10,900,128.584
Against	6,944.001	29,579.372	172,849.570	203,194.366
Abstain (includes broker non-votes)	1,013,300.153	4,285,012.389	4,374,212.951	3,881,680.888

Proposal 3.A.iv. To approve changes to the fundamental policy regarding issuance of senior securities or pledging its assets.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,109,038.741	13,438,352.068	14,340,834.679	10,903,670.991
Against	6,944.001	23,631.372	161,082.853	203,623.959
Abstain (includes broker non-votes)	1,015,676.153	4,284,585.389	4,375,242.951	3,877,708.888

Proposal 3.A.v. To approve changes to the fundamental policy regarding buying or selling of commodities or commodity contracts.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,115,586.741	13,435,245.068	14,382,812.442	10,909,907.929
Against	2,772.001	26,738.372	117,280.090	197,730.021
Abstain (includes broker non-votes)	1,013,300.153	4,284,585.389	4,377,067.951	3,877,365.888

103

Proxy Voting Results (unaudited)

Proposal 3.A.vi. To approve changes to the fundamental policy regarding underwriting of securities.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,113,210.741	13,428,540.068	14,381,144.741	10,928,267.310
Against	5,148.001	33,443.372	118,230.791	182,771.640
Abstain (includes broker non-votes)	1,013,300.153	4,284,585.389	4,377,784.951	3,873,964.888

Proposal 3.A.vii. To approve changes to the fundamental policy regarding diversification.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,116,203.741	13,432,669.068	14,384,210.700	10,929,115.811
Against	2,322.001	22,994.372	111,841.832	180,439.139
Abstain (includes broker non-votes)	1,013,133.153	4,290,905.389	4,381,107.951	3,875,448.888

Proposal 3.B.i. To approve changes to the policy/restriction regarding investment of its total net assets in securities of issuers that are restricted from being sold to the public without registration.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,073,717.495	13,419,502.932	14,257,641.387	10,883,671.163
Against	44,641.247	42,053.508	241,243.145	226,566.787
Abstain (includes broker non-votes)	1,013,300.153	4,285,012.389	4,378,275.951	3,874,765.888

Proposal 3.B.ii. To approve changes to the policy/restriction regarding the purchase of securities on margin.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,034,350.725	13,412,742.932	14,211,841.974	10,861,102.844
Against	84,008.017	48,813.508	288,250.558	245,387.106
Abstain (includes broker non-votes)	1,013,300.153	4,285,012.389	4,377,067.951	3,878,513.888

104

Proxy Voting Results (unaudited)

Proposal 3.B.iii. To approve changes to the policy/restriction regarding acquiring securities of other investment companies.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,077,889.495	13,421,304.932	14,296,167.078	10,896,287.553
Against	40,469.247	40,678.508	203,925.454	203,253.016
Abstain (includes broker non-votes)	1,013,300.153	4,284,585.389	4,377,067.951	3,885,463.269

Proposal 3.B.iv. To approve changes to the policy/restriction regarding warrants.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	3,073,434.495	13,410,032.932	14,236,512.810	10,897,466.802
Against	45,091.247	43,980.508	193,569.480	201,620.228
Abstain (includes broker non-votes)	1,013,133.153	4,292,555.389	4,447,078.193	3,885,916.808

Proposal 3.B.v. To approve changes to the policy/restriction regarding options on securities and with respect to stock index and currency futures and related options.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,905,948.272	12,846,333.381	13,059,379.218	10,303,952.558
Against	210,644.470	607,655.059	1,438,475.314	815,544.392
Abstain (includes broker non-votes)	1,015,066.153	4,292,580.389	4,379,305.951	3,865,506.888

Proposal 3.B.vi. To approve changes to the policy/restriction regarding hedging and derivative transactions.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,868,601.484	12,846,064.381	13,065,093.861	10,293,375.199
Against	249,757.258	607,497.059	1,374,403.429	817,421.751
Abstain (includes broker non-votes)	1,013,300.153	4,293,007.389	4,437,663.193	3,874,206.888

105

Proxy Voting Results (unaudited)

Proposal 3.B.vii. To approve changes to the policy/restriction regarding the purchase of foreign securities.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,872,066.502	12,842,371.107	13,158,429.558	10,347,410.324
Against	246,735.240	611,190.333	1,341,713.974	781,071.626
Abstain (includes broker non-votes)	1,012,857.153	4,293,007.389	4,377,016.951	3,856,521.888

Proposal 3.C.i. To approve changes to the policy/restriction regarding investment for the purpose of exercising control over management.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,943,035.518	12,851,940.044	13,158,461.158	10,320,865.281
Against	175,323.224	601,692.396	1,340,914.374	794,903.669
Abstain (includes broker non-votes)	1,013,300.153	4,292,936.389	4,377,784.951	3,869,234.888

Proposal 3.C.iii. To approve changes to the policy/restriction regarding short sales or short positions.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,945,578.518	12,852,775.517	13,136,517.900	10,305,066.281
Against	172,947.224	600,785.923	1,363,083.632	807,067.669
Abstain (includes broker non-votes)	1,013,133.153	4,293,007.389	4,377,558.951	3,872,869.888

Proposal 3.C.iv. To approve changes to the policy/restriction regarding participation in a joint or joint and several basis in trading account in securities.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,945,411.518	12,854,358.517	13,155,276.514	10,316,268.406
Against	172,947.224	597,491.923	1,283,994.776	793,349.544
Abstain (includes broker non-votes)	1,013,300.153	4,294,718.389	4,437,889.193	3,875,385.888

106

Proxy Voting Results (unaudited)

Proposal 3.C.v. To approve changes to the policy/restriction regarding investment in oil, gas or other mineral exploration or development programs.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,909,320.748	12,830,025.517	13,158,312.859	10,269,696.702
Against	209,037.994	596,202.923	1,342,937.673	791,057.248
Abstain (includes broker non-votes)	1,013,300.153	4,320,340.389	4,375,909.951	3,924,249.888

Proposal 3.C.vi. To approve changes to the policy/restriction regarding officers and directors of the Fund.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,906,298.730	12,827,545.517	13,150,426.379	10,236,459.166
Against	212,060.012	595,830.923	1,347,547.153	827,052.784
Abstain (includes broker non-votes)	1,013,300.153	4,323,192.389	4,379,186.951	3,921,491.888

Proposal 3.C.vii. To approve changes to the policy/restriction regarding investing in any company with less than three years continuous operation.

	Number of shares voted
	Pro-Blend® Conservative Term Series	Pro-Blend® Moderate Term Series	Pro-Blend® Extended Term Series	Pro-Blend® Maximum Term Series
For	2,909,320.748	12,850,226.044	13,212,619.261	10,341,193.486
Against	209,037.994	601,624.396	1,286,357.271	778,730.083
Abstain (includes broker non-votes)	1,013,300.153	4,294,718.389	4,378,183.951	3,865,080.269

107

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108

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109

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

110

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

a.	See Investment Portfolios under Item 1 on this Form N-CSR.
b.	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 27, 2008

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
June 27, 2008